                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09745
                 ----------------------------------------------

                            UBS ENHANCED S&P 500 FUND,
                          UBS ENHANCED NASDAQ-100 FUND
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Amy R. Doberman, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                           Dechert 1775 Eye Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  September 30, 2003

Date of reporting period:  March 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.



[UBS LOGO]



UBS Enhanced S&P 500 Fund
UBS Enhanced Nasdaq-100 Fund


Semiannual Report


March 31, 2003

UBS Enhanced S&P 500 Fund

May 15, 2003

Dear Shareholder,

----------------------------------------------------------------
UBS ENHANCED S&P 500 FUND

INVESTMENT GOAL:

Higher total return over the long term than the S&P 500 Index.

PORTFOLIO MANAGERS:

DSI Team

DSI International

Management, Inc.

COMMENCEMENT:

April 26, 2000
(Classes A, B, C and Y)

DIVIDEND PAYMENT:

Annually, if any.


----------------------------------------------------------------

We present you with the semiannual report for UBS Enhanced S&P 500 Fund for the six months ended March 31, 2003.

An Interview with the Portfolio Management Team

Q. HOW DID UBS ENHANCED S&P 500 FUND PERFORM OVER THE SIX MONTHS ENDED MARCH 31, 2003?

A. Over the period, the Fund's Class A A. shares returned 4.05% (0.97% after deducting the maximum sales charge). Over the same timeframe, the S&P 500 Index and the Lipper Large Cap Core Funds Median returned 5.02% and 3.45%, respectively. (Returns for all share classes are shown in the "Performance At A Glance" table on page 4. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

Q.   CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PERIOD?

A. As the reporting period began in October 2002, the economy appeared to be on the road to recovery. Third quarter's gross domestic product (GDP) figure had just been announced at 4.0%, a move in the right direction after the second quarter's anemic 1.3% growth rate. However, hopes for economic recovery dimmed when fourth quarter's GDP came in at 1.4%. By the time the review period wound down in March, little about this economic picture had changed. Fears concerning a potential war with Iraq were replaced by fears over the longevity and cost of the war after it began. It was also clear that other factors, including the heightened threat of terrorism and saber-rattling in North Korea were continuing to weigh heavily on the forces that drive economic growth. This was ultimately reflected in the advance GDP figure for first quarter 2003, which came in at 1.6%.


--------------------------------------------------------------------------------
                                                                               1

UBS Enhanced S&P 500 Fund

Q.   HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE WEAKENING
     ECONOMY?

A. In November 2002, the Fed acknowledged that the economy appeared to have hit a "soft spot." Thus, after holding interest rates steady during the first ten months of 2002, the Fed, at its November meeting, moved to lower the federal funds rate one half of a percentage point to 1.25%-a 41-year low. Since that time, the Fed has held rates steady-most recently at its May 6, 2003 meeting.

Q. HOW DID THE STOCK MARKET PERFORM GIVEN THE ECONOMIC UNCERTAINTY AND GEOPOLITICAL UNREST?

A. As one would expect, the equity markets were extremely volatile. However, over the six months ended March 31, 2003, the S&P 500 Index posted a gain of 5.02%. Much of this gain is attributable to the software, hardware, and telecom sectors, which all rallied significantly over the period. However, they still remain well below their 2000 peaks.

Q.   HOW DID YOU MANAGE THE FUND IN THIS DIFFICULT ENVIRONMENT?

A. We continue to use our proprietary model, which ranks stocks in the S&P 500 Index by considering independent composite factors, such as earnings expectations, earnings growth, valuation, dividend yield, return on equity and sales/margins. Our investment process also utilizes rigorous risk control techniques. Collectively, these tools are used to seek consistent, moderate excess returns while minimizing unintended deviations over a complete market cycle.

     Our enhanced S&P 500 strategy, which continues to measure both growth and value characteristics, was equally weighted between the two. Although the portfolio looked decidedly growth-oriented from an earnings growth perspective, the companies traded cheap relative to the market from a valuation perspective.

Q. WITHIN THE FUND'S PORTFOLIO, WERE THERE CERTAIN SECTORS AND STOCKS THAT PERFORMED BETTER THAN OTHERS?

A. The Fund's holdings in the best performing areas of the market did well. These areas were software, hardware and telecom. Individual securities that enhanced results included Corning (0.06%), Yahoo! (0.19%) and Sealed Air (0.07%).*



* Weightings represent percentages of net assets as of March 31, 2003. The Fund is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
2

UBS Enhanced S&P 500 Fund

     Conversely, our stocks in the automobile, travel and leisure and food, beverage and tobacco sectors performed poorly. Examples of specific stocks that detracted from results were Tenet Healthcare (0.12%) and TXU (0.06%).*

Q.   WHAT IS YOUR OUTLOOK?

A. As we write this letter, there is uncertainty in the aftermath of the war with Iraq, and there are many question marks regarding the economy. Until these issues are resolved, we expect that the financial markets will continue to be volatile. We will continue to implement our proprietary enhanced S&P 500 strategy to manage the Fund.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on UBS funds,** please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,

JOSEPH A. VARNAS
President
UBS Enhanced S&P 500 Fund
Head of Product, Technology and Operations
UBS Global Asset Management (US) Inc.

DSI TEAM
DSI International Management, Inc.
Portfolio Manager
UBS Enhanced S&P 500 Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended March 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.





* Weightings represent percentages of net assets as of March 31, 2003. The Fund is actively managed and its composition will vary over time.

** Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
                                                                               3

UBS Enhanced S&P 500 Fund

Performance At a Glance



AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 3/31/03
(UNAUDITED)                               6 MONTHS      1 YEAR      INCEPTION(o)
--------------------------------------------------------------------------------
Before Deducting        Class A*            4.05%        -25.41%        -16.83%
Maximum Sales Charge    --------------------------------------------------------
                        Class B**           3.94         -25.74         -17.16
                        --------------------------------------------------------
                        Class C***          3.89         -25.68         -17.14
                        --------------------------------------------------------
                        Class Y****         4.12         -25.29         -16.62
--------------------------------------------------------------------------------
After Deducting         Class A*            0.97         -27.64         -17.69
Maximum Sales Charge    --------------------------------------------------------
                        Class B**           0.94         -27.96         -17.72
                        --------------------------------------------------------
                        Class C***          2.13         -26.92         -17.42
--------------------------------------------------------------------------------
S&P 500 Index                               5.02         -24.76         -15.74
--------------------------------------------------------------------------------
Lipper Large Cap Core
Funds Median                                3.45         -25.61         -16.95
--------------------------------------------------------------------------------

o Inception: since commencement of issuance on April 26, 2000 for share classes A, B, C and Y. For purposes of this comparison, the inception date for the S&P 500 Index is April 26, 2000, which is the inception date of the Fund's share classes. The inception date of the Lipper Large Cap Core Funds Median is April 27, 2000, which is the closest available date to the inception date of the Fund's share classes.

* Maximum sales charge for Class A shares is 3%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 3% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum sales charge for Class C shares is 1.65%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 0.65% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** The Fund offers Class Y shares to a limited group of eligible investors.
     Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less are cumulative.

     The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition and is not available for direct investment.

     Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.


--------------------------------------------------------------------------------
4

UBS Enhanced S&P 500 Fund

Portfolio Statistics

CHARACTERISTICS*    3/31/03                            9/30/02                           3/31/02
--------------------------------------------------------------------------------------------------
Average Market
 Capitalization
 (bln)                $78.5                              $73.2                           $ 101.5
--------------------------------------------------------------------------------------------------
Weighted
 Price/Earnings
 Ratio                 24.0x                              22.8x                             28.1x
--------------------------------------------------------------------------------------------------
Weighted
 Price/Book Ratio       2.7x                               2.6x                              5.8x
--------------------------------------------------------------------------------------------------
Net Assets (mln)      $37.6                              $48.7                             $72.2
--------------------------------------------------------------------------------------------------
Number of
 Securities             403                                384                               398
--------------------------------------------------------------------------------------------------
Stocks                 99.8%                              99.5%                             99.8%
--------------------------------------------------------------------------------------------------
Cash Equivalents &
 Liabilities in
 Excess of Other
 Assets                 0.2%                               0.5%                              0.2%
--------------------------------------------------------------------------------------------------
TOP FIVE SECTORS*    3/31/03                            9/30/02                           3/31/02
--------------------------------------------------------------------------------------------------
Financials             21.1%     Financials               23.8%     Financials              19.8%
--------------------------------------------------------------------------------------------------
                                                                    Information
Health Care            16.3      Health Care              16.2       Technology             15.4
--------------------------------------------------------------------------------------------------
Information                      Consumer
 Technology            14.6       Discretionary           13.9      Health Care             14.3
--------------------------------------------------------------------------------------------------
Consumer                         Information                        Consumer
 Discretionary         14.1       Technology              12.0       Discretionary          12.7
--------------------------------------------------------------------------------------------------
Industrials            10.6      Industrials              10.9      Industrials             11.4
--------------------------------------------------------------------------------------------------
TOTAL                  76.7%                              76.8%                             73.6%
--------------------------------------------------------------------------------------------------
TOP TEN HOLDINGS*    3/31/03                            9/30/02                           3/31/02
--------------------------------------------------------------------------------------------------
Microsoft               3.4%     General Electric          3.2%     General Electric         3.6%
--------------------------------------------------------------------------------------------------
General Electric        3.3      Microsoft                 3.1      Microsoft                3.2
--------------------------------------------------------------------------------------------------
Wal-Mart Stores         3.0      Wal-Mart Stores           2.9      Exxon Mobil              2.8
--------------------------------------------------------------------------------------------------
Exxon Mobil             2.9      Exxon Mobil               2.7      Citigroup                2.5
--------------------------------------------------------------------------------------------------
Pfizer                  2.6      Pfizer                    2.5      Wal-Mart Stores          2.5
--------------------------------------------------------------------------------------------------
Citigroup               2.3      SPDR Trust Series 1       2.2      Pfizer                   2.5
--------------------------------------------------------------------------------------------------
Johnson &                        Johnson &
 Johnson                2.1       Johnson                  2.1      Intel                    1.9
--------------------------------------------------------------------------------------------------
International                                                       American
 Business                                                            International
 Machines               1.7      Citigroup                 2.1       Group                   1.9
--------------------------------------------------------------------------------------------------
American                         American
 International                    International
 Group                  1.7       Group                    2.0      Johnson & Johnson        1.8
--------------------------------------------------------------------------------------------------
                                                                    International
                                                                     Business
Merck & Co.             1.6      Coca Cola Co              1.6       Machines                1.7
--------------------------------------------------------------------------------------------------
TOTAL                  24.6%                              24.4%                             24.4%
--------------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
                                                                               5

UBS Enhanced Nasdaq-100 Fund

May 15, 2003
-------------------------------------------------------------------------------

UBS ENHANCED NASDAQ-100 FUND

INVESTMENT GOAL:

Higher total return over the long term than the Nasdaq-100 Index.

PORTFOLIO MANAGERS:

DSI Team

DSI International Management, Inc.

COMMENCEMENT:

April 26, 2000
(Classes A, B, C and Y)

DIVIDEND PAYMENT:

Annually, if any.
-------------------------------------------------------------------------------

Dear Shareholder,

We present you with the semiannual report for UBS Enhanced Nasdaq-100 Fund for the six months ended March 31, 2003.

An Interview with the Portfolio Management Team

Q. HOW DID UBS ENHANCED NASDAQ-100 FUND PERFORM OVER THE SIX MONTHS ENDED MARCH 31, 2003?

A. Following a prolonged and severe downturn, the performance of the Nasdaq-100 Index, which is largely made up of technology stocks, rebounded strongly during the reporting period, returning 22.49%. This rebound was reflected in the Fund's performance as well; its Class A shares returned 21.55% before deducting sales charges (14.63% after deducting sales charges). In comparison, the Fund's peer group, the Lipper Multi Cap Growth Funds Median, returned 2.97%. (Returns for all share classes are shown in the "Performance At A Glance" table on page 9. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)

Q.   CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PERIOD?

A. As the reporting period began in October 2002, the economy appeared to be on the road to recovery. Third quarter's gross domestic product (GDP) figure had just been announced at 4.0%, a move in the right direction after second quarter's anemic 1.3% growth rate. However, hopes for economic recovery dimmed when fourth quarter's GDP came in at 1.4%. By the time the review period wound down in March, little about this economic picture had changed. Fears concerning a potential war with Iraq were replaced by fears over the longevity and cost of the war after it began. It was also clear that other factors, including the heightened threat of terrorism and saber-rattling in North Korea, continued to weigh heavily on the forces that drive economic


--------------------------------------------------------------------------------
6

UBS Enhanced Nasdaq-100 Fund

     growth. This was ultimately reflected in the advance GDP figure for first quarter, which came in at 1.6%.

Q.   HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE WEAKENING
     ECONOMY?

A. In November 2002, the Fed acknowledged that the economy appeared to have hit a "soft spot." Thus, after holding interest rates steady during the first ten months of 2002, the Fed, at its November meeting, moved to lower the federal funds rate one half of a percentage point to 1.25%-a 41-year low. Since that time, the Fed has held rates steady-most recently at its May 6, 2003 meeting.

Q. WHAT CONTRIBUTED TO THE RELATIVE STRENGTH OF THE TECHNOLOGY SECTOR VERSUS THE OVERALL STOCK MARKET?

A. Technology stocks had fallen sharply since March 2000. Investors, believing them to be oversold, demonstrated renewed interest in them over the period. As a result, during the past six months, many of the stocks that had lagged the market in recent years, such as telecom issues, generated strong performance. However, it's widely assumed that the volatility that has characterized that market will continue for the foreseeable future.

Q.   HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

A. We continued to use our proprietary model, which ranks stocks in the Nasdaq-100 Index by considering independent composite factors, such as earnings expectations, earnings growth, valuation, return on equity and sales/margins. Our investment process also utilizes rigorous risk control techniques. Collectively, these tools are used to seek consistent, moderate excess returns, while minimizing unintended deviations over a complete market cycle.

     Our enhanced Nasdaq-100 strategy, which includes measures of both growth characteristics and value characteristics, continued to be primarily focused on growth-reflecting the composition of the benchmark index. The Fund's portfolio continued to have a higher return on earnings and market capitalization, as well as higher earnings expectations and earnings growth, than the benchmark.

Q. WITHIN THE FUND'S PORTFOLIO, WHICH SECTORS PERFORMED RELATIVELY WELL, AND WHICH WERE THE BIGGEST DISAPPOINTMENTS?

A. The Fund's holdings in the software, hardware, and telecom sectors all performed well. Individual securities that generated solid results included



--------------------------------------------------------------------------------
                                                                               7

UBS Enhanced Nasdaq-100 Fund

     Yahoo! (0.92%), Citrix Systems (0.40%), Mercury Interactive (0.38%) and ADC Telecommunications (0.21%).*

     On the other hand, the Fund's holdings in the energy and material sectors substantially underperformed the Index. Individual securities that detracted from results included Brocade Communications Systems (0.15%), PetSmart (0.16%) and Cintas (0.88%).*

Q.   WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS?

A. As we write this letter, there is uncertainty in the wake of the war with Iraq, and there are many question marks regarding the economy. Until these issues are resolved, we expect that the financial markets will continue to be volatile. Going forward, we will continue to implement our proprietary enhanced Nasdaq-100 strategy to manage the Fund. Therefore, substantially all of the Fund's portfolio will continue to be invested in the stocks of the Nasdaq-100 Index.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on UBS funds,** please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,

JOSEPH A. VARNAS                                DSI TEAM
President                                       DSI International Management,
UBS Enhanced Nasdaq-100 Fund                    Inc.
Head of Product, Technology and Operations      Portfolio Manager
UBS Global Asset Management (US) Inc.           UBS Enhanced Nasdaq-100 Fund


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended March 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Weightings represent percentages of net assets as of March 31, 2003. The Fund is actively managed and its composition will vary over time.

** Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
8

UBS Enhanced Nasdaq-100 Fund

Performance At a Glance



AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 3/31/03
(UNAUDITED)                                6 MONTHS       1 YEAR     INCEPTION(o)
---------------------------------------------------------------------------------
Before Deducting          Class A*           21.55%        -29.68%        -35.07%
Maximum Sales Charge      -------------------------------------------------------
                          Class B**          21.59         -30.13         -35.54
                          -------------------------------------------------------
                          Class C***         21.59         -30.13         -35.54
                          -------------------------------------------------------
                          Class Y****        21.89         -29.53         -34.91
---------------------------------------------------------------------------------
After Deducting           Class A*           14.63         -33.49         -36.30
Maximum Sales Charge      -------------------------------------------------------
                          Class B**          16.59         -33.62         -36.21
                          -------------------------------------------------------
                          Class C***         19.53         -31.52         -35.76
---------------------------------------------------------------------------------
Nasdaq-100 Index                             22.49         -29.78         -34.35
---------------------------------------------------------------------------------
Lipper Multi Cap Growth
Funds Median                                  2.97         -27.98         -24.40
---------------------------------------------------------------------------------

o Inception: since commencement of issuance on April 26, 2000 for share classes A, B, C and Y. For purposes of this comparison, the inception date for the Nasdaq-100 Index is April 26, 2000, which is the inception date of the Fund's share classes. The Lipper Multi Cap Growth Funds Median is as of April 27, 2000, which is the closest available date to the inception date of the Fund's share classes.

* Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** The Fund offers Class Y shares to a limited group of eligible investors.
     Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less are cumulative.

     The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial U.S. and non-U.S. companies listed on the National Market tier of the Nasdaq Stock Market. The Index is not available for direct investment.

     Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.


--------------------------------------------------------------------------------
                                                                               9

UBS Enhanced Nasdaq-100 Fund

Portfolio Statistics

CHARACTERISTICS*           3/31/03                              9/30/02                             3/31/02
--------------------------------------------------------------------------------------------------------------
Average Market
 Capitalization
          (bln)              $54.3                                $51.4                               $68.7
--------------------------------------------------------------------------------------------------------------
Weighted
 Price/Book Ratio              5.0x                                 2.5x                                6.7x
--------------------------------------------------------------------------------------------------------------
Net Assets (mln)             $29.8                                $26.2                               $52.2
--------------------------------------------------------------------------------------------------------------
Number of
 Securities                    102                                  100                                 101
--------------------------------------------------------------------------------------------------------------
Stocks                       100.0%                               100.4%                              100.2%
--------------------------------------------------------------------------------------------------------------
Cash Equivalents and
 Liabilities in Excess
 of Other Assets               0.0%                                (0.4)%                              (0.2)%
--------------------------------------------------------------------------------------------------------------
TOP FIVE SECTORS*           3/31/03                             9/30/02                              3/31/02
--------------------------------------------------------------------------------------------------------------
Information                             Information                          Information
 Technology                   56.1%     Technology                 60.2%     Technology                65.5%
--------------------------------------------------------------------------------------------------------------
Consumer
 Discretionary                16.4      Health Care                15.8      Health Care               14.8
--------------------------------------------------------------------------------------------------------------
                                        Consumer                             Consumer
Health Care                   15.6       Discretionary             13.8       Discretionary            10.8
--------------------------------------------------------------------------------------------------------------
Industrials                    6.9      Industrials                 7.8      Industrials                6.7
--------------------------------------------------------------------------------------------------------------
Telecommunication                       Telecommunications                   Telecommunications
 Services                      2.5       Services                   2.0       Services                  1.6
--------------------------------------------------------------------------------------------------------------
TOTAL                         97.5%                                99.6%                               99.4%
--------------------------------------------------------------------------------------------------------------
TOP TEN HOLDINGS*           3/31/03                             9/30/02                             3/31/02
--------------------------------------------------------------------------------------------------------------
Microsoft                     11.4%     Microsoft                  13.6%     Microsoft                 10.8%
--------------------------------------------------------------------------------------------------------------
Intel                          4.8      Intel                       5.4      Intel                      6.8
--------------------------------------------------------------------------------------------------------------
Qualcomm                       4.4      Cisco Systems               4.6      Cisco Systems              4.3
--------------------------------------------------------------------------------------------------------------
Amgen                          4.4      Qualcomm                    4.4      Qualcomm                   3.4
--------------------------------------------------------------------------------------------------------------
Cisco Systems                  4.3      Amgen                       4.2      Oracle                     2.9
--------------------------------------------------------------------------------------------------------------
Dell Computer                  3.4      Dell Computer               3.9      Amgen                      2.8
--------------------------------------------------------------------------------------------------------------
Comcast                        3.4      Oracle                      3.1      Dell Computer              2.5
--------------------------------------------------------------------------------------------------------------
                                        Bed, Bath &                          Maxim Integrated
Oracle                         3.0       Beyond                     2.1       Products                  2.4
--------------------------------------------------------------------------------------------------------------
eBay                           2.5      Intuit                      2.1      Immunex                    2.2
--------------------------------------------------------------------------------------------------------------
Maxim Integrated
 Products                      2.1      Starbucks                   2.0      Applied Materials          2.1
--------------------------------------------------------------------------------------------------------------
TOTAL                         43.7%                                45.4%                               40.2%
--------------------------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
10

UBS Enhanced S&P 500 Fund

Performance Results


                         Net Asset Value               Total Return(1)
                 --------------------------------  ------------------------
                                                      12 Months    6 Months
                                                        Ended       Ended
                  03/31/03   09/30/02   03/31/02      03/31/03     03/31/03
---------------------------------------------------------------------------
Class A Shares     $5.75      $5.57      $7.77       (25.41)%       4.05%
---------------------------------------------------------------------------
Class B Shares      5.73       5.53       7.74       (25.74)        3.94
---------------------------------------------------------------------------
Class C Shares      5.73       5.53       7.73       (25.68)        3.89
---------------------------------------------------------------------------

Performance Summary Class A Shares


                         Net Asset Value         Capital
                    ---------------------         Gains       Dividends    Total
Period Covered       Beginning    Ending        Distributed      Paid     Return(1)
-----------------------------------------------------------------------------------
04/26/00 - 12/31/00   $10.00      $8.87          $0.0184       $0.0155     (10.97)%
-----------------------------------------------------------------------------------
2001                    8.87       7.77                -        0.0127     (12.26)
-----------------------------------------------------------------------------------
2002                    7.77       5.96                -        0.0485     (22.69)
-----------------------------------------------------------------------------------
01/01/03 - 03/31/03     5.96       5.75                -             -      (3.52)
-----------------------------------------------------------------------------------
                                    Totals:      $0.0184       $0.0767
-----------------------------------------------------------------------------------
                      Cumulative Total Return as of 03/31/03:              (41.73)%
-----------------------------------------------------------------------------------

Performance Summary Class B Shares


                         Net Asset Value         Capital
                    ---------------------         Gains       Dividends    Total
Period Covered       Beginning    Ending        Distributed      Paid     Return(1)
-----------------------------------------------------------------------------------
04/26/00 - 12/31/00   $10.00      $8.87          $0.0184       $    -      (11.12)%
-----------------------------------------------------------------------------------
2001                    8.87       7.75                -            -      (12.63)
-----------------------------------------------------------------------------------
2002                    7.75       5.95                -        0.019      (22.99)
-----------------------------------------------------------------------------------
01/01/03 - 03/31/03     5.95       5.73                -            -      ( 3.70)
-----------------------------------------------------------------------------------
                                    Totals:      $0.0184       $0.019
-----------------------------------------------------------------------------------
                      Cumulative Total Return as of 03/31/03:              (42.41)%
-----------------------------------------------------------------------------------

Performance Summary Class C Shares


                         Net Asset Value         Capital
                    ---------------------         Gains       Dividends    Total
Period Covered       Beginning    Ending        Distributed      Paid     Return(1)
-----------------------------------------------------------------------------------
04/26/00 - 12/31/00   $10.00      $8.87          $0.0184       $0.0088     (11.04)%
-----------------------------------------------------------------------------------
2001                    8.87       7.74                -             -     (12.74)
-----------------------------------------------------------------------------------
2002                    7.74       5.94                -        0.0159     (23.06)
-----------------------------------------------------------------------------------
01/01/03 - 03/31/03     5.94       5.73                -             -      (3.54)
-----------------------------------------------------------------------------------
                                    Totals:      $0.0184       $0.0247
-----------------------------------------------------------------------------------
                      Cumulative Total Return as of 03/31/03:              (42.38)%
-----------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     Note: The Fund offers Class Y shares to a limited group of eligible investors. For the six months ended March 31, 2003 and since inception, April 26, 2000 through March 31, 2003, Class Y shares have a total return of 4.12% and (41.31)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
                                                                              11

UBS Enhanced Nasdaq-100 Fund

Performance Results

                         Net Asset Value               Total Return(1)
                 --------------------------------  ------------------------
                                                      12 Months    6 Months
                                                        Ended       Ended
                  03/31/03   09/30/02   03/31/02      03/31/03     03/31/03
---------------------------------------------------------------------------
Class A Shares     $2.82      $2.32       $4.01       (29.68)%      21.55%
Class B Shares      2.76       2.27        3.95       (30.13)       21.59
Class C Shares      2.76       2.27        3.95       (30.13)       21.59

Performance Summary Class A Shares

                         Net Asset Value         Capital
                    ---------------------         Gains       Dividends    Total
Period Covered       Beginning    Ending        Distributed      Paid     Return(1)
-----------------------------------------------------------------------------------
04/26/00 - 12/31/00   $10.00      $6.50              $-           $-      (35.00)%
2001                    6.50       4.36               -            -      (32.92)
2002                    4.36       2.73               -            -      (37.39)
01/01/03 - 03/31/03     2.73       2.82               -            -        3.30
                                    Totals:          $-           $-
                      Cumulative Total Return as of 03/31/03:              71.80)%

Performance Summary Class B Shares

                         Net Asset Value         Capital
                    ---------------------         Gains       Dividends    Total
Period Covered       Beginning    Ending        Distributed      Paid     Return(1)
-----------------------------------------------------------------------------------
04/26/00 - 12/31/00   $10.00      $6.47              $-           $-      (35.30)%
2001                    6.47       4.30               -            -      (33.54)
2002                    4.30       2.67               -            -      (37.91)
01/01/03 - 03/31/03     2.67       2.76               -            -        3.37
                                    Totals:          $-           $-
                      Cumulative Total Return as of 03/31/03:             (72.40)%

Performance Summary Class C Shares

                         Net Asset Value         Capital
                    ---------------------         Gains       Dividends    Total
Period Covered       Beginning    Ending        Distributed      Paid     Return(1)
-----------------------------------------------------------------------------------
04/26/00 - 12/31/00   $10.00      $6.47              $-           $-      (35.30)%
2001                    6.47       4.30               -            -      (33.54)
2002                    4.30       2.67               -            -      (37.91)
01/01/03 - 03/31/03     2.67       2.76               -            -        3.37
                                    Totals:          $-           $-
                      Cumulative Total Return as of 03/31/03:             (72.40)%

(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deductions of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares.

     Note: The Fund offers Class Y shares to a limited group of eligible investors. For the six months ended March 31, 2003 and since inception, April 26, 2000 through March 31, 2003, Class Y shares have a total return of 21.89% and (71.60)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
12

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS-MARCH 31, 2003 (UNAUDITED)

Common Stocks - 98.55%

SECURITY DESCRIPTION                   SHARES            VALUE
----------------------------------------------------------------
Aerospace & Defense - 1.58%
B.F. Goodrich Co.                       1,100          $  15,466
----------------------------------------------------------------
Boeing Co.                              4,400            110,264
----------------------------------------------------------------
General Dynamics Corp.                  1,400             77,098
----------------------------------------------------------------
Honeywell International,
   Inc.                                 3,700             79,032
----------------------------------------------------------------
Lockheed Martin Corp.                   1,500             71,325
----------------------------------------------------------------
Northrop Grumman Corp.                    567             48,649
----------------------------------------------------------------
Raytheon Co.                            1,300             36,881
----------------------------------------------------------------
United Technologies Corp.               2,700            156,006
----------------------------------------------------------------
                                                         594,721
----------------------------------------------------------------
Airlines - 0.04%
Southwest Airlines Co.                  1,000             14,360
----------------------------------------------------------------
Air Freight & Couriers - 1.00%
FedEx Corp.                             1,200             66,084
----------------------------------------------------------------
United Parcel Service, Inc.,
   Class B                              5,400            307,800
----------------------------------------------------------------
                                                         373,884
----------------------------------------------------------------
Auto Components - 0.17%
Delphi Automotive
   Systems Corp.                        4,300             29,369
----------------------------------------------------------------
Johnson Controls, Inc.                    500             36,220
----------------------------------------------------------------
                                                          65,589
----------------------------------------------------------------
Automobiles - 0.47%
Ford Motor Co.                          8,022             60,325
----------------------------------------------------------------
General Motors Corp.                    3,400            114,308
----------------------------------------------------------------
                                                         174,633
----------------------------------------------------------------
Banks - 7.32%
AmSouth Bancorp                         1,900             37,772
----------------------------------------------------------------
Bank of America Corp.                   6,900            461,196
----------------------------------------------------------------
Bank of New York Co.,
   Inc.                                 4,000             82,000
----------------------------------------------------------------
Bank One Corp.                          4,900            169,638
----------------------------------------------------------------
BB&T Corp.                              2,200             69,146
----------------------------------------------------------------
Charter One Financial, Inc.               776             21,464
----------------------------------------------------------------
Comerica, Inc.                          1,100             41,668
----------------------------------------------------------------
Fifth Third Bancorp                     3,200            160,448
----------------------------------------------------------------
First Tennessee National
   Corp.                                1,100             43,681
----------------------------------------------------------------
FleetBoston Financial
   Corp.                                5,312            126,851
----------------------------------------------------------------
Golden West Financial
   Corp.                                  500             35,965
----------------------------------------------------------------
KeyCorp                                 1,200             27,072
----------------------------------------------------------------
Marshall & Ilsley Corp.                 1,100             28,116
----------------------------------------------------------------
Mellon Financial Corp.                  2,400             51,024
----------------------------------------------------------------
National City Corp.                     3,100             86,335
----------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES            VALUE
----------------------------------------------------------------
Banks - (concluded)
North Fork Bancorp, Inc.                1,500          $  44,175
----------------------------------------------------------------
Northern Trust Corp.                    1,600             48,720
----------------------------------------------------------------
PNC Financial Services
   Group                                1,500             63,570
----------------------------------------------------------------
Regions Financial Corp.                   700             22,680
----------------------------------------------------------------
SouthTrust Corp.                          400             10,212
----------------------------------------------------------------
SunTrust Bank, Inc.                     1,400             73,710
----------------------------------------------------------------
Synovus Financial Corp.                 2,900             51,881
----------------------------------------------------------------
U.S. Bancorp, Inc.                     10,621            201,587
----------------------------------------------------------------
Wachovia Corp.                          5,800            197,606
----------------------------------------------------------------
Washington Mutual, Inc.                 5,650            199,275
----------------------------------------------------------------
Wells Fargo & Co.                       8,200            368,918
----------------------------------------------------------------
Zions Bancorp*                            600             25,668
----------------------------------------------------------------
                                                       2,750,378
----------------------------------------------------------------
Beverages - 2.93%
Adolph Coors Co., Class B                 200              9,700
----------------------------------------------------------------
Anheuser-Busch Cos., Inc.               3,800            177,118
----------------------------------------------------------------
Brown-Forman Corp.,
   Class B                                100              7,690
----------------------------------------------------------------
Coca-Cola Co.                          12,600            510,048
----------------------------------------------------------------
Coca-Cola Enterprises,
   Inc.                                 2,200             41,118
----------------------------------------------------------------
Pepsi Bottling Group, Inc.              1,200             21,516
----------------------------------------------------------------
PepsiCo, Inc.                           8,290            331,600
----------------------------------------------------------------
                                                       1,098,790
----------------------------------------------------------------
Biotechnology - 1.20%
Amgen, Inc.*                            5,864            337,473
----------------------------------------------------------------
Biogen, Inc.*                             700             20,972
----------------------------------------------------------------
Chiron Corp.*                           1,200             45,000
----------------------------------------------------------------
Genzyme Corp.*                            500             18,225
----------------------------------------------------------------
Medimmune, Inc.*                          900             29,547
----------------------------------------------------------------
                                                         451,217
----------------------------------------------------------------
Building Products - 0.34%
American Standard Cos.,
   Inc.*                                  600             41,262
----------------------------------------------------------------
Crane Co.                                 800             13,936
----------------------------------------------------------------
Masco Corp.                             3,900             72,618
----------------------------------------------------------------
                                                         127,816
----------------------------------------------------------------
Chemicals - 1.21%
Air Products & Chemicals,
   Inc.                                   800             33,144
----------------------------------------------------------------
Dow Chemical Co.                        3,300             91,113
----------------------------------------------------------------
E.I. du Pont de Nemours &
   Co.                                  5,100            198,186
----------------------------------------------------------------
Ecolab, Inc.                              400             19,732
----------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              13

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS-MARCH 31, 2003 (UNAUDITED)
Common Stocks - (continued)


SECURITY DESCRIPTION                   SHARES            VALUE
----------------------------------------------------------------
Chemicals - (concluded)
International Flavors &
   Fragrances, Inc.                      800          $  24,872
----------------------------------------------------------------
Monsanto Co.                             637             10,447
----------------------------------------------------------------
PPG Industries, Inc.                     300             13,524
----------------------------------------------------------------
Praxair, Inc.                            600             33,810
----------------------------------------------------------------
Rohm & Haas Co.                          500             14,890
----------------------------------------------------------------
Sigma-Aldrich Corp.                      300             13,347
----------------------------------------------------------------
                                                        453,065
----------------------------------------------------------------
Commercial Services &
   Supplies - 2.32%
Allied Waste Industries,
   Inc.                                2,600             20,774
----------------------------------------------------------------
Apollo Group, Inc., Class
   A*                                  1,100             54,890
----------------------------------------------------------------
Automatic Data
   Processing, Inc.                    4,100            126,239
----------------------------------------------------------------
Cendant Corp.*                         6,200             78,740
----------------------------------------------------------------
Cintas Corp.                             900             29,610
----------------------------------------------------------------
Concord EFS, Inc.*                     2,400             22,560
----------------------------------------------------------------
Convergys Corp.*                       2,000             26,400
----------------------------------------------------------------
Deluxe Corp.                             400             16,052
----------------------------------------------------------------
Equifax, Inc.(1)                         600             11,994
----------------------------------------------------------------
First Data Corp.                       3,400            125,834
----------------------------------------------------------------
Fiserv, Inc.*                          1,950             61,386
----------------------------------------------------------------
H&R Block, Inc.                        1,200             51,228
----------------------------------------------------------------
Paychex, Inc.                          3,200             87,904
----------------------------------------------------------------
Pitney Bowes, Inc.                     1,800             57,456
----------------------------------------------------------------
R.R. Donnelley & Sons Co.                900             16,488
----------------------------------------------------------------
Sabre Holdings Corp.*                    700             11,137
----------------------------------------------------------------
Waste Management, Inc.                 3,500             74,130
----------------------------------------------------------------
                                                        872,822
----------------------------------------------------------------
Communications Equipment - 2.12%
CIENA Corp.*                           1,800              7,866
----------------------------------------------------------------
Cisco Systems, Inc.*                  36,300            471,174
----------------------------------------------------------------
Corning, Inc.*                         3,700             21,608
----------------------------------------------------------------
JDS Uniphase Corp.*                    5,100             14,535
----------------------------------------------------------------
Lucent Technologies, Inc.*             6,700              9,849
----------------------------------------------------------------
Motorola, Inc.                        11,300             93,338
----------------------------------------------------------------
Qualcomm, Inc.                         4,600            165,876
----------------------------------------------------------------
Scientific-Atlanta, Inc.                 800             10,992
----------------------------------------------------------------
                                                        795,238
----------------------------------------------------------------
Computers & Peripherals - 3.91%
Apple Computer, Inc.*                  1,300             18,382
----------------------------------------------------------------
Dell Computer Corp.*                  13,800            376,878
----------------------------------------------------------------
EMC Corp.*                            10,400             75,192
----------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES            VALUE
----------------------------------------------------------------
Computers & Peripherals -
   (concluded)
Gateway, Inc.*                         2,200          $   5,192
----------------------------------------------------------------
Hewlett-Packard Co.                   15,253            237,184
----------------------------------------------------------------
International Business
   Machines Corp.                      8,200            643,126
----------------------------------------------------------------
Lexmark International
   Group, Inc.*                          500             33,475
----------------------------------------------------------------
NCR Corp.*                               300              5,502
----------------------------------------------------------------
Network Appliance, Inc.*               2,800             31,332
----------------------------------------------------------------
Sun Microsystems, Inc.*               13,100             42,706
----------------------------------------------------------------
                                                      1,468,969
----------------------------------------------------------------
Construction Materials - 0.04%
Vulcan Materials Co.                     500             15,115
----------------------------------------------------------------
Containers & Packaging - 0.11%
Pactiv Corp.*                            700             14,210
----------------------------------------------------------------
Sealed Air Corp.*                        700             28,091
----------------------------------------------------------------
                                                         42,301
----------------------------------------------------------------
Diversified Financials - 7.56%
American Express Co.                   6,200            206,026
----------------------------------------------------------------
Bear Stearns Cos., Inc.                  100              6,560
----------------------------------------------------------------
Capital One Financial
   Corp.                               1,200             36,012
----------------------------------------------------------------
Charles Schwab Corp.                   5,850             42,237
----------------------------------------------------------------
Citigroup, Inc.                       25,092            864,419
----------------------------------------------------------------
Countrywide Credit
   Industries, Inc.                    1,100             63,250
----------------------------------------------------------------
Federal Home Loan
   Mortgage Corp.                      3,400            180,540
----------------------------------------------------------------
Federal National
   Mortgage Association                4,800            313,680
----------------------------------------------------------------
Franklin Resources, Inc.                 700             23,037
----------------------------------------------------------------
Goldman Sachs Group,
   Inc.                                2,200            149,776
----------------------------------------------------------------
J.P. Morgan Chase & Co.                9,230            218,843
----------------------------------------------------------------
Janus Capital Group, Inc.              1,100             12,529
----------------------------------------------------------------
Lehman Brothers
   Holdings, Inc.                      1,100             63,525
----------------------------------------------------------------
MBNA Corp.                             8,150            122,658
----------------------------------------------------------------
Merrill Lynch & Co., Inc.              3,900            138,060
----------------------------------------------------------------
Moody's Corp.                          1,000             46,230
----------------------------------------------------------------
Morgan Stanley & Co.                   5,200            199,420
----------------------------------------------------------------
Principal Financial Group,
   Inc.                                1,300             35,282
----------------------------------------------------------------
Providian Financial Corp.*             1,200              7,872
----------------------------------------------------------------
SLM Corp.                                400             44,368
----------------------------------------------------------------
State Street Corp.                     2,000             63,260
----------------------------------------------------------------
                                                      2,837,584
----------------------------------------------------------------

--------------------------------------------------------------------------------
14

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS-MARCH 31, 2003 (UNAUDITED)
Common Stocks - (continued)




SECURITY DESCRIPTION                   SHARES            VALUE
----------------------------------------------------------------
Diversified Telecommunication
   Services - 3.37%
ALLTEL Corp.                            1,900          $  85,044
----------------------------------------------------------------
AT&T Corp.                              3,549             57,494
----------------------------------------------------------------
BellSouth Corp.                        10,200            221,034
----------------------------------------------------------------
CenturyTel, Inc.                          300              8,280
----------------------------------------------------------------
Qwest Communications
   International, Inc.*                 3,100             10,819
----------------------------------------------------------------
SBC Communications,
   Inc.                                17,000            341,020
----------------------------------------------------------------
Sprint Corp. - Fon Group                4,900             57,575
----------------------------------------------------------------
Verizon Communications                 13,708            484,578
----------------------------------------------------------------
                                                       1,265,844
----------------------------------------------------------------
Electric Utilities - 1.69%
Ameren Corp.                              500             19,525
----------------------------------------------------------------
American Electric Power
   Co., Inc.                            1,700             38,845
----------------------------------------------------------------
Cinergy Corp.                             400             13,460
----------------------------------------------------------------
Consolidated Edison, Inc.                 300             11,541
----------------------------------------------------------------
Dominion Resources, Inc.                1,200             66,444
----------------------------------------------------------------
DTE Energy Co.                            600             23,190
Edison International, Inc.*             1,400             19,166
----------------------------------------------------------------
Entergy Corp.                             400             19,260
----------------------------------------------------------------
Exelon Corp.                            2,162            108,986
----------------------------------------------------------------
FirstEnergy Corp.                       1,299             40,919
----------------------------------------------------------------
FPL Group, Inc.                           400             23,572
----------------------------------------------------------------
PG&E Corp.*                             1,200             16,140
----------------------------------------------------------------
Pinnacle West Capital
   Corp.                                  400             13,296
----------------------------------------------------------------
PPL Corp.                                 700             24,927
----------------------------------------------------------------
Progress Energy, Inc.                     700             27,405
----------------------------------------------------------------
Public Service Enterprise
   Group, Inc.                          1,200             44,028
----------------------------------------------------------------
Southern Co.                            2,800             79,632
----------------------------------------------------------------
TECO Energy, Inc.                         700              7,441
----------------------------------------------------------------
TXU Corp.                               1,300             23,205
----------------------------------------------------------------
Xcel Energy, Inc.                       1,210             15,500
----------------------------------------------------------------
                                                         636,482
----------------------------------------------------------------
Electrical Equipment - 0.20%
Emerson Electric Co.                    1,500             68,025
----------------------------------------------------------------
Molex, Inc.                               400              8,592
----------------------------------------------------------------
                                                          76,617
----------------------------------------------------------------
Electronic Equipment &
   Instruments - 0.20%
Agilent Technologies,
   Inc.*                                1,419             18,660
----------------------------------------------------------------
Jabil Circuit, Inc.*                      800             14,000
----------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES            VALUE
----------------------------------------------------------------
Electronic Equipment &
   Instruments - (concluded)
PerkinElmer, Inc.                       1,000          $   8,890
----------------------------------------------------------------
Sanmina - SCI Corp.*                    1,900              7,676
----------------------------------------------------------------
Solectron Corp.*                        2,700              8,154
----------------------------------------------------------------
Waters Corp.*                             900             19,044
----------------------------------------------------------------
                                                          76,424
----------------------------------------------------------------
Energy Equipment & Services - 0.37%
Baker Hughes, Inc.                        400             11,972
----------------------------------------------------------------
Halliburton Co.                         1,500             31,095
----------------------------------------------------------------
Schlumberger Ltd.                       2,000             76,020
----------------------------------------------------------------
Transocean Sedco Forex,
   Inc.                                   900             18,405
----------------------------------------------------------------
                                                         137,492
----------------------------------------------------------------
Food & Drug Retailing - 1.37%
Albertson's, Inc.                       2,700             50,895
----------------------------------------------------------------
CVS Corp.(1)                            3,200             76,320
----------------------------------------------------------------
Kroger Co.*                             5,200             68,380
----------------------------------------------------------------
Safeway, Inc.*                          3,100             58,683
----------------------------------------------------------------
SUPERVALU, Inc.                           700             10,850
----------------------------------------------------------------
Sysco Corp.                             2,900             73,776
----------------------------------------------------------------
Walgreen Co.                            5,900            173,932
----------------------------------------------------------------
                                                         512,836
----------------------------------------------------------------
Food Products - 1.37%
Archer-Daniels-Midland
   Co.                                  4,105             44,334
----------------------------------------------------------------
Campbell Soup Co.                       3,100             65,100
----------------------------------------------------------------
ConAgra Foods, Inc.                     2,200             44,176
----------------------------------------------------------------
General Mills, Inc.                     1,800             81,990
----------------------------------------------------------------
Heinz, H.J. & Co.                       2,400             70,080
----------------------------------------------------------------
Hershey Foods Corp.                       400             25,064
----------------------------------------------------------------
Kellogg Co.                             2,000             61,300
----------------------------------------------------------------
Sara Lee Corp.                          3,600             67,320
----------------------------------------------------------------
Wrigley, Wm. Jr. Co.                    1,000             56,500
----------------------------------------------------------------
                                                         515,864
----------------------------------------------------------------
Gas Utilities - 0.29%
KeySpan Corp.                             500             16,125
----------------------------------------------------------------
Kinder Morgan, Inc.                       900             40,500
----------------------------------------------------------------
NiSource, Inc.                          1,100             20,020
----------------------------------------------------------------
Sempra Energy                           1,300             32,448
----------------------------------------------------------------
                                                         109,093
----------------------------------------------------------------
Health Care Equipment &
   Supplies - 1.93%
Applera Corp. - Applied
   Biosystems Group                     1,500             23,745
----------------------------------------------------------------
Bausch & Lomb, Inc.                       400             13,156
----------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              15

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS-MARCH 31, 2003 (UNAUDITED)
Common Stocks - (continued)


SECURITY DESCRIPTION                     SHARES            VALUE
----------------------------------------------------------------
Health Care Equipment &
   Supplies - (concluded)
Baxter International, Inc.                3,700          $  68,968
------------------------------------------------------------------
Becton, Dickinson & Co.                   1,100             37,884
------------------------------------------------------------------
Biomet, Inc.                                500             15,325
------------------------------------------------------------------
Boston Scientific Corp.*                  1,800             73,368
------------------------------------------------------------------
Guidant Corp.                             2,400             86,880
------------------------------------------------------------------
Medtronic, Inc.                           6,000            270,720
------------------------------------------------------------------
St. Jude Medical, Inc.*                     600             29,250
------------------------------------------------------------------
Stryker Corp.                               900             61,785
------------------------------------------------------------------
Zimmer Holdings, Inc.*                      920             44,740
------------------------------------------------------------------
                                                           725,821
------------------------------------------------------------------
Health Care Providers &
   Services - 2.48%
Aetna, Inc.                                 300             14,790
------------------------------------------------------------------
AmerisourceBergen Corp.                   1,000             52,500
------------------------------------------------------------------
Anthem, Inc.*                             1,100             72,875
------------------------------------------------------------------
Cardinal Health, Inc.                     2,200            125,334
------------------------------------------------------------------
CIGNA Corp.                               1,000             45,720
------------------------------------------------------------------
HCA, Inc.                                 2,900            119,944
------------------------------------------------------------------
Health Management
   Associates, Inc., Class A              2,400             45,600
------------------------------------------------------------------
Humana, Inc.*                             2,900             27,840
------------------------------------------------------------------
IMS Health, Inc.                          1,700             26,537
------------------------------------------------------------------
Manor Care, Inc.*                           800             15,384
------------------------------------------------------------------
McKesson Corp.                            2,400             59,832
------------------------------------------------------------------
Quest Diagnostics, Inc.*                    500             29,845
------------------------------------------------------------------
Quintiles Transnational
   Corp.*                                   700              8,512
------------------------------------------------------------------
Tenet Healthcare Corp.*                   2,750             45,925
------------------------------------------------------------------
UnitedHealth Group, Inc.                  1,700            155,839
------------------------------------------------------------------
Wellpoint Health
   Networks, Inc.*                        1,100             84,425
------------------------------------------------------------------
                                                           930,902
------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.24%
Carnival Corp.                            3,900             94,029
------------------------------------------------------------------
Darden Restaurants, Inc.                    400              7,140
------------------------------------------------------------------
Harrah's Entertainment, Inc.*               700             24,990
------------------------------------------------------------------
International Game
   Technology*                              600             49,140
------------------------------------------------------------------
Marriott International, Inc.              1,100             34,991
------------------------------------------------------------------
McDonald's Corp.                          6,900             99,774
------------------------------------------------------------------
Starbucks Corp.*                          2,300             59,248
------------------------------------------------------------------
Wendy's International, Inc.               1,100             30,261
------------------------------------------------------------------
Yum! Brands, Inc.*                        2,700             65,691
------------------------------------------------------------------
                                                           465,264
------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES            VALUE
----------------------------------------------------------------
Household Durables - 0.56%
Centex Corp.                                400          $  21,744
------------------------------------------------------------------
Fortune Brands, Inc.                        500             21,435
------------------------------------------------------------------
KB HOME                                     400             18,180
------------------------------------------------------------------
Leggett & Platt, Inc.                       600             10,968
------------------------------------------------------------------
Maytag Corp.                              1,000             19,030
------------------------------------------------------------------
Newell Rubbermaid, Inc.                   1,900             53,865
------------------------------------------------------------------
Pulte Homes, Inc.                           300             15,045
------------------------------------------------------------------
Stanley Works                               700             16,793
------------------------------------------------------------------
Tupperware Corp.                          1,300             17,966
------------------------------------------------------------------
Whirlpool Corp.                             300             14,709
------------------------------------------------------------------
                                                           209,735
------------------------------------------------------------------
Household Products - 2.34%
Clorox Co.                                1,200             55,404
------------------------------------------------------------------
Colgate-Palmolive Co.                     2,800            152,432
------------------------------------------------------------------
Kimberly Clark Corp.                      2,800            127,288
------------------------------------------------------------------
Procter & Gamble Co.                      6,100            543,205
------------------------------------------------------------------
                                                           878,329
------------------------------------------------------------------
Industrial Conglomerates - 4.27%
3M Co.                                    1,600            208,048
------------------------------------------------------------------
General Electric Co.                     49,200          1,254,600
------------------------------------------------------------------
Textron, Inc.                               800             21,968
------------------------------------------------------------------
Tyco International Ltd.                   9,297            119,559
------------------------------------------------------------------
                                                         1,604,175
------------------------------------------------------------------
Insurance - 4.88%
ACE Ltd.                                  1,000             28,950
------------------------------------------------------------------
AFLAC, Inc.                               2,000             64,100
------------------------------------------------------------------
Allstate Corp.                            3,600            119,412
------------------------------------------------------------------
Ambac Financial Group,
   Inc.                                     700             35,364
------------------------------------------------------------------
American International
   Group, Inc.                           12,902            638,004
------------------------------------------------------------------
AON Corp.                                 2,400             49,632
------------------------------------------------------------------
Chubb Corp.                               1,000             44,320
------------------------------------------------------------------
Cincinnati Financial Corp.                  300             10,521
------------------------------------------------------------------
Hartford Financial Services
   Group, Inc.                            1,800             63,522
------------------------------------------------------------------
Jefferson-Pilot Corp.                     1,200             46,176
------------------------------------------------------------------
John Hancock Financial
   Services, Inc.                         2,300             63,894
------------------------------------------------------------------
Lincoln National Corp.                      500             14,000
------------------------------------------------------------------
Loews Corp.                                 800             31,872
------------------------------------------------------------------
Marsh & McLennan Cos.,
   Inc.                                   2,100             89,523
------------------------------------------------------------------
MBIA, Inc.                                1,000             38,640
------------------------------------------------------------------
MetLife, Inc.                             4,600            121,348
------------------------------------------------------------------

--------------------------------------------------------------------------------
16

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS-MARCH 31, 2003 (UNAUDITED)
Common Stocks - (continued)


SECURITY DESCRIPTION                   SHARES            VALUE
----------------------------------------------------------------
Insurance - (concluded)
MGIC Investment Corp.                  1,000          $  39,270
---------------------------------------------------------------
Progressive Corp.                      1,200             71,172
---------------------------------------------------------------
Prudential Financial, Inc.             2,100             61,425
---------------------------------------------------------------
St. Paul Cos., Inc.                    1,200             38,160
---------------------------------------------------------------
Torchmark Corp.                          500             17,900
---------------------------------------------------------------
Travelers Property
   Casualty Corp., Class B             6,170             87,059
---------------------------------------------------------------
Unum Provident Corp.                   1,000              9,800
---------------------------------------------------------------
XL Capital Ltd., Class A                 700             49,546
---------------------------------------------------------------
                                                      1,833,610
---------------------------------------------------------------
Internet & Catalog Retail - 0.34%
eBay, Inc.*                            1,500            127,935
---------------------------------------------------------------
Internet Software & Services - 0.19%
Yahoo!, Inc.*                          3,000             72,060
---------------------------------------------------------------
IT Consulting & Services - 0.47%
Computer Sciences
   Corp.*                              1,600             52,080
---------------------------------------------------------------
Electronic Data Systems
   Corp.                               3,300             58,080
---------------------------------------------------------------
SunGard Data Systems,
    Inc.*                              2,200             46,860
---------------------------------------------------------------
Unisys Corp.*                          2,200             20,372
---------------------------------------------------------------
                                                        177,392
---------------------------------------------------------------
Leisure Equipment &
   Products - 0.47%
Eastman Kodak Co.                      2,000             59,200
---------------------------------------------------------------
Harley-Davidson, Inc.                  2,000             79,420
---------------------------------------------------------------
Mattel, Inc.                           1,600             36,000
---------------------------------------------------------------
                                                        174,620
---------------------------------------------------------------
Machinery - 0.56%
Caterpillar, Inc.                      1,000             49,200
---------------------------------------------------------------
Danaher Corp.                            700             46,032
---------------------------------------------------------------
Deere & Co.                              600             23,556
---------------------------------------------------------------
Illinois Tool Works, Inc.              1,100             63,965
---------------------------------------------------------------
Ingersoll Rand Co., Class
   A                                     300             11,577
---------------------------------------------------------------
ITT Industries, Inc.                     300             16,023
---------------------------------------------------------------
                                                        210,353
---------------------------------------------------------------
Media - 3.59%
AOL Time Warner, Inc.                 19,800            215,028
---------------------------------------------------------------
Clear Channel
   Communications, Inc.*               2,900             98,368
---------------------------------------------------------------
Comcast Corp., Class A*                9,964            284,871
---------------------------------------------------------------
Disney, Walt Co.                       9,200            156,584
---------------------------------------------------------------
Dow Jones & Co., Inc.                    300             10,632
---------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES            VALUE
----------------------------------------------------------------
Media - (concluded)
Gannett Co., Inc.                      1,200          $  84,516
---------------------------------------------------------------
Interpublic Group Cos.,
   Inc.                                2,600             24,180
---------------------------------------------------------------
McGraw-Hill Cos., Inc.                   900             50,031
---------------------------------------------------------------
Omnicom Group, Inc.                    1,300             70,421
---------------------------------------------------------------
Tribune Co.                              600             27,006
---------------------------------------------------------------
Univision
   Communications, Inc.,
   Class A*                              800             19,608
---------------------------------------------------------------
Viacom, Inc., Class B*                 8,393            306,512
---------------------------------------------------------------
                                                      1,347,757
---------------------------------------------------------------
Metals & Mining - 0.42%
Alcoa, Inc.                            4,100             79,458
---------------------------------------------------------------
Freeport-McMoran
   Copper & Gold, Inc.,
   Class B*                            1,300             22,165
---------------------------------------------------------------
Newmont Mining Corp.
   (Holding Co.)                         900             23,535
---------------------------------------------------------------
Nucor Corp.                              300             11,451
---------------------------------------------------------------
United States Steel Corp.              1,500             14,745
---------------------------------------------------------------
Worthington Industries,
   Inc.                                  500              5,965
---------------------------------------------------------------
                                                        157,319
---------------------------------------------------------------
Multi-Line Retail - 4.51%
Costco Wholesale Corp.*                2,900             87,087
---------------------------------------------------------------
Dollar General Corp.                   3,275             39,988
---------------------------------------------------------------
Family Dollar Stores, Inc.             1,600             49,408
---------------------------------------------------------------
Federated Department
   Stores, Inc.*                         900             25,218
---------------------------------------------------------------
J.C. Penney Co., Inc.
   (Holding Co.)                         600             11,784
---------------------------------------------------------------
Kohl's Corp.*                          1,800            101,844
---------------------------------------------------------------
May Department Stores
   Co.                                 2,700             53,703
---------------------------------------------------------------
Nordstrom, Inc.                          600              9,720
---------------------------------------------------------------
Sears, Roebuck & Co.                   2,400             57,960
---------------------------------------------------------------
Target Corp.                           5,100            149,226
---------------------------------------------------------------
Wal-Mart Stores, Inc.                 21,300          1,108,239
---------------------------------------------------------------
                                                      1,694,177
---------------------------------------------------------------
Multi-Utilities - 0.20%
Calpine Corp.(1)*                      1,300              4,290
---------------------------------------------------------------
Centerpoint Energy, Inc.                 800              5,640
---------------------------------------------------------------
Duke Energy Corp.                      4,400             63,976
---------------------------------------------------------------
                                                         73,906
---------------------------------------------------------------
Office Electronics - 0.05%
Xerox Corp.*                           2,200             19,140
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              17

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS-MARCH 31, 2003 (UNAUDITED)
Common Stocks - (continued)


SECURITY DESCRIPTION                     SHARES            VALUE
------------------------------------------------------------------
Oil & Gas - 5.19%
Amerada Hess Corp.                          400          $  17,704
------------------------------------------------------------------
Anadarko Petroleum Corp.                  1,591             72,391
------------------------------------------------------------------
Apache Corp.                                305             18,800
------------------------------------------------------------------
Ashland, Inc.                               700             20,769
------------------------------------------------------------------
Burlington Resources, Inc.                  200              9,542
------------------------------------------------------------------
ChevronTexaco Corp.                       5,310            343,291
------------------------------------------------------------------
ConocoPhillips                            3,224            172,806
------------------------------------------------------------------
Devon Energy Corp.                        1,100             53,042
------------------------------------------------------------------
El Paso Corp.(1)                          3,161             19,124
------------------------------------------------------------------
ExxonMobil Corp.                         31,400          1,097,430
------------------------------------------------------------------
Kerr-McGee Corp.                            300             12,183
------------------------------------------------------------------
Marathon Oil Corp.                        2,400             57,528
------------------------------------------------------------------
Occidental Petroleum Corp.                1,000             29,960
------------------------------------------------------------------
Unocal Corp.                                900             23,679
------------------------------------------------------------------
                                                         1,948,249
------------------------------------------------------------------
Paper & Forest Products - 0.32%
Georgia-Pacific Corp.                     1,600             22,240
------------------------------------------------------------------
International Paper Co.                   1,500             50,700
------------------------------------------------------------------
MeadWestvaco Corp.                          876             19,955
------------------------------------------------------------------
Weyerhaeuser Co.                            600             28,698
------------------------------------------------------------------
                                                           121,593
------------------------------------------------------------------
Personal Products - 0.49%
Avon Products, Inc.                         800             45,640
------------------------------------------------------------------
Gillette Co.                              4,500            139,230
------------------------------------------------------------------
                                                           184,870
------------------------------------------------------------------
Pharmaceuticals - 10.65%
Abbott Laboratories                       7,600            285,836
------------------------------------------------------------------
Bristol-Myers Squibb Co.                  9,700            204,961
------------------------------------------------------------------
Eli Lilly & Co.                           5,400            308,610
------------------------------------------------------------------
Forest Laboratories, Inc.*                2,200            118,734
------------------------------------------------------------------
Johnson & Johnson                        13,778            797,333
------------------------------------------------------------------
King Pharmaceuticals, Inc.*               1,500             17,895
------------------------------------------------------------------
Merck & Co., Inc.                        11,200            613,536
------------------------------------------------------------------
Pfizer, Inc.                             30,950            964,402
------------------------------------------------------------------
Pharmacia Corp.                           6,400            277,120
------------------------------------------------------------------
Schering-Plough Corp.                     7,100            126,593
------------------------------------------------------------------
Watson Pharmaceuticals, Inc.*               500             14,385
------------------------------------------------------------------
Wyeth Pharmaceuticals                     7,100            268,522
------------------------------------------------------------------
                                                         3,997,927
------------------------------------------------------------------
Real Estate - 0.14%
Equity Office Properties Trust            1,400             35,630
------------------------------------------------------------------
Simon Property Group, Inc.                  500             17,915
------------------------------------------------------------------
                                                            53,545
------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES            VALUE
------------------------------------------------------------------
Road & Rail - 0.29%
Burlington Northern Santa
   Fe, Inc.                               1,100          $  27,390
------------------------------------------------------------------
CSX Corp.                                   700             19,964
------------------------------------------------------------------
Union Pacific Corp.                       1,100             60,500
------------------------------------------------------------------
                                                           107,854
------------------------------------------------------------------
Semiconductor Equipment &
   Products - 2.82%
Altera Corp.*                             1,200             16,248
------------------------------------------------------------------
Analog Devices, Inc.*                       700             19,250
------------------------------------------------------------------
Applied Materials, Inc.*                  7,500             94,350
------------------------------------------------------------------
Broadcom Corp., Class A*                  1,100             13,585
------------------------------------------------------------------
Intel Corp.                              32,000            520,960
------------------------------------------------------------------
KLA-Tencor Corp.*                           600             21,565
------------------------------------------------------------------
Linear Technology Corp.                   1,300             40,131
------------------------------------------------------------------
LSI Logic Corp.*                          1,000              4,520
------------------------------------------------------------------
Maxim Integrated
   Products, Inc.                         2,000             72,240
------------------------------------------------------------------
Micron Technology, Inc.*                  2,400             19,536
------------------------------------------------------------------
National Semiconductor
   Corp.*                                   700             11,928
------------------------------------------------------------------
NVIDIA Corp.*                             1,800             23,130
------------------------------------------------------------------
QLogic Corp.*                               700             25,998
------------------------------------------------------------------
Texas Instruments, Inc.                   8,500            139,145
------------------------------------------------------------------
Xilinx, Inc.*                             1,500             35,115
------------------------------------------------------------------
                                                         1,057,701
------------------------------------------------------------------
Software - 4.81%
Adobe Systems, Inc.                       1,100             33,913
------------------------------------------------------------------
Citrix Systems, Inc.*                     2,600             34,216
------------------------------------------------------------------
Computer Associates
   International, Inc.                    1,300             17,758
------------------------------------------------------------------
Compuware Corp.*                          1,900              6,441
------------------------------------------------------------------
Electronic Arts, Inc.*                    1,000             58,640
------------------------------------------------------------------
Intuit, Inc.*                               900             33,480
------------------------------------------------------------------
Mercury Interactive
   Corp.*                                   600             17,808
------------------------------------------------------------------
Microsoft Corp.                          52,300          1,266,183
------------------------------------------------------------------
Oracle Corp.*                            26,100            283,159
------------------------------------------------------------------
PeopleSoft, Inc.*                         1,200             18,360
------------------------------------------------------------------
Siebel Systems, Inc.*                     2,100             16,821
------------------------------------------------------------------
VERITAS Software Co.*                     1,200             21,096
------------------------------------------------------------------
                                                         1,807,875
------------------------------------------------------------------
Specialty Retail - 2.46%
AutoZone, Inc.*                             800             54,968
------------------------------------------------------------------
Bed, Bath & Beyond, Inc.*                 1,600             55,264
------------------------------------------------------------------
Best Buy Co., Inc.*                       2,650             71,470
------------------------------------------------------------------

--------------------------------------------------------------------------------
18

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS-MARCH 31, 2003 (UNAUDITED)

Common Stocks - (concluded)


SECURITY DESCRIPTION                   SHARES            VALUE
----------------------------------------------------------------
Specialty Retail - (concluded)
Circuit City Stores -
   Circuit City Group                 1,600          $    8,320
---------------------------------------------------------------
Gap, Inc.                             4,700              68,103
---------------------------------------------------------------
Home Depot, Inc.                     12,200             297,192
---------------------------------------------------------------
Limited Brands                        2,000              25,740
---------------------------------------------------------------
Lowe's Cos., Inc.                     3,700             151,034
---------------------------------------------------------------
Office Depot, Inc.*                   1,500              17,745
---------------------------------------------------------------
RadioShack Corp.                      1,300              28,977
---------------------------------------------------------------
Staples, Inc.*                        2,600              47,658
---------------------------------------------------------------
Tiffany & Co.(1)                        700              17,500
---------------------------------------------------------------
TJX Cos., Inc.                        4,100              72,160
---------------------------------------------------------------
Toys R Us, Inc.*                        700               5,859
---------------------------------------------------------------
                                                        921,990
---------------------------------------------------------------
Textiles & Apparel - 0.31%
Jones Apparel Group,
   Inc.*                              1,000              27,430
---------------------------------------------------------------
Liz Claiborne, Inc.                     500              15,460
---------------------------------------------------------------
Nike, Inc., Class B                   1,300              66,846
---------------------------------------------------------------
V. F. Corp.                             200               7,526
---------------------------------------------------------------
                                                        117,262
---------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES            VALUE
----------------------------------------------------------------
Tobacco - 0.93%
Altria Group, Inc.                   10,700          $  320,572
---------------------------------------------------------------
UST, Inc.                             1,000              27,600
---------------------------------------------------------------
                                                        348,172
---------------------------------------------------------------
Trading Companies &
   Distributors - 0.02%
Genuine Parts Co.                       300               9,153
---------------------------------------------------------------
Wireless Telecommunication
   Services - 0.44%
AT&T Wireless Services,
   Inc.*                              9,792              64,627
---------------------------------------------------------------
Nextel Communications,
   Inc.*                              6,000              80,340
---------------------------------------------------------------
Sprint Corp. (PCS Group)*             4,400              19,184
---------------------------------------------------------------
                                                        164,151
---------------------------------------------------------------
Total Common Stocks
   (cost - $43,441,331)                              37,009,971
---------------------------------------------------------------
Tracking Stock - 1.22%
SPDR Trust Series 1
   (cost - $469,530)                  5,400             457,596
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              19

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS-MARCH 31, 2003 (UNAUDITED)


Principal
 Amount
 (000)        Security Description                           Maturity Dates   Interest Rates       Value
--------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obliation -1.30%
--------------------------------------------------------------------------------------------------------------
  $488    Federal Home Loan Bank
            (cost - $488,000)                                     04/01/03        1.050%@         $   488,000
--------------------------------------------------------------------------------------------------------------

Number of
 Shares
--------------------------------------------------------------------------------------------------------------
Investment of Cash Collateral from Securities Loaned - 0.19%
--------------------------------------------------------------------------------------------------------------
Money Market Funds - 0.19%
--------------------------------------------------------------------------------------------------------------
  70,000  UBS Private Money Market Fund LLC
            (cost - $70,000)                                      04/01/03        1.293+               70,000
--------------------------------------------------------------------------------------------------------------
Total Investments (cost - $44,468,861) - 101.26%                                                   38,025,567
--------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets - (1.26)%                                                      (473,300)
--------------------------------------------------------------------------------------------------------------
Net Assets - 100.00%                                                                              $37,552,267
--------------------------------------------------------------------------------------------------------------

*   Non-income producing security.

(1) Security, or a portion thereof, was on loan at March 31, 2003.

@   Interest rate shown is the discount rate at date of purchase.

+  Interest rate shown reflects yield at March 31, 2003.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20

UBS Enhanced Nasdaq-100 Fund

PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
Common Stocks - 98.81%

SECURITY DESCRIPTION                 SHARES            VALUE
--------------------------------------------------------------
Airlines - 0.26%
Ryanair Holdings PLC,
   ADR*                               1,900         $   78,793
--------------------------------------------------------------
Air Freight & Couriers - 0.68%
C. H. Robinson
   Worldwide, Inc.                    3,100            101,370
--------------------------------------------------------------
Expeditors International of
   Washington, Inc.                   2,800            100,660
--------------------------------------------------------------
                                                       202,030
--------------------------------------------------------------
Auto Components - 0.26%
Gentex Corp.*                         3,000             76,320
--------------------------------------------------------------
Biotechnology - 11.32%
Amgen, Inc.*                         22,700          1,306,385
--------------------------------------------------------------
Biogen, Inc.*                         6,500            194,740
--------------------------------------------------------------
Cephalon, Inc.*                       2,300             91,862
--------------------------------------------------------------
Chiron Corp.*                         9,700            363,750
--------------------------------------------------------------
Genzyme Corp.*                        9,700            353,565
--------------------------------------------------------------
Gilead Sciences, Inc.*                7,400            310,726
--------------------------------------------------------------
Human Genome Sciences,
    Inc.*                             3,500             29,925
--------------------------------------------------------------
ICOS Corp.*                           1,400             26,194
--------------------------------------------------------------
IDEC Pharmaceuticals
   Corp.*                             6,700            230,607
--------------------------------------------------------------
Invitrogen Corp.*                     2,200             67,386
--------------------------------------------------------------
Medimmune, Inc.*                      9,900            325,017
--------------------------------------------------------------
Millennium
   Pharmaceuticals*                   9,300             73,098
--------------------------------------------------------------
                                                     3,373,255
--------------------------------------------------------------
Chemicals - 0.39%
Sigma-Aldrich Corp.                   2,600            115,674
--------------------------------------------------------------
Commercial Services &
   Supplies - 4.39%
Apollo Group, Inc., Class
   A*                                 6,850            341,815
--------------------------------------------------------------
Cintas Corp.                          8,000            263,200
--------------------------------------------------------------
Fiserv, Inc.*                        10,100            317,948
--------------------------------------------------------------
Paychex, Inc.                        14,050            385,953
--------------------------------------------------------------
                                                     1,308,916
--------------------------------------------------------------
Communications
   Equipment - 10.36%
ADC Telecommunications,
    Inc.*                            30,300             62,418
--------------------------------------------------------------
Brocade Communications
   Systems, Inc.*                     9,400             45,872
--------------------------------------------------------------
CIENA Corp.*                         14,300             62,491
--------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES            VALUE
--------------------------------------------------------------
Communications
   Equipment - (concluded)
Cisco Systems, Inc.*                 98,200         $1,274,636
--------------------------------------------------------------
Comverse Technology,
    Inc.*                             6,700             75,777
--------------------------------------------------------------
JDS Uniphase Corp.*                  51,600            147,060
--------------------------------------------------------------
Juniper Networks, Inc.*               8,700             71,079
--------------------------------------------------------------
Qualcomm, Inc.                       36,500          1,316,190
--------------------------------------------------------------
Tellabs, Inc.*                        5,300             30,687
--------------------------------------------------------------
                                                     3,086,210
--------------------------------------------------------------
Computers & Peripherals - 5.33%
Apple Computer, Inc.*                18,900            267,246
--------------------------------------------------------------
Dell Computer Corp.*                 36,800          1,005,008
--------------------------------------------------------------
Network Appliance, Inc.*             13,800            154,422
--------------------------------------------------------------
Sun Microsystems, Inc.*              49,800            162,348
--------------------------------------------------------------
                                                     1,589,024
--------------------------------------------------------------
Containers & Packaging - 0.36%
Smurfit-Stone Container
   Corp.*                             8,000            106,872
--------------------------------------------------------------
Diversified Telecommunication
   Services - 0.09%
Telefonaktiebolaget LM
   Ericsson, ADR*                     4,060             25,822
--------------------------------------------------------------
Electrical Equipment - 0.51%
American Power
   Conversion Corp.*                  4,900             69,776
--------------------------------------------------------------
Molex, Inc.                           3,900             83,772
--------------------------------------------------------------
                                                       153,548
--------------------------------------------------------------
Electronic Equipment &
   Instruments - 0.89%
Flextronics International
    Ltd.*                            21,400            186,608
--------------------------------------------------------------
Sanmina - SCI Corp.*                 19,200             77,568
--------------------------------------------------------------
                                                       264,176
--------------------------------------------------------------
Energy Equipment & Services - 0.22%
Patterson-UTI Energy,
    Inc.*                             2,000             64,720
--------------------------------------------------------------
Food & Drug Retailing - 0.34%
Whole Foods Market,
    Inc.*                             1,800            100,152
--------------------------------------------------------------
Health Care Equipment &
   Supplies - 1.55%
Biomet, Inc.                         12,600            386,190
--------------------------------------------------------------
DENTSPLY International,
   Inc.                               2,200             76,538
--------------------------------------------------------------
                                                       462,728
--------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              21

UBS Enhanced Nasdaq-100 Fund

PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)
Common Stocks - (continued)


SECURITY DESCRIPTION                 SHARES            VALUE
--------------------------------------------------------------
Health Care Providers &
   Services - 1.79%
Express Scripts, Inc.*                 2,900        $  161,472
--------------------------------------------------------------
First Health Group Corp.*              3,600            91,584
--------------------------------------------------------------
Henry Schein, Inc.*                    1,400            63,140
--------------------------------------------------------------
Lincare Holdings, Inc.*                3,900           119,691
--------------------------------------------------------------
Patterson Dental Co.*                  2,100            96,453
--------------------------------------------------------------
                                                       532,340
--------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.76%
Starbucks Corp.*                      20,400           525,504
--------------------------------------------------------------
Internet & Catalog Retail - 4.85%
Amazon.com, Inc.*                      9,600           249,888
--------------------------------------------------------------
eBay, Inc.*                            8,900           759,081
--------------------------------------------------------------
USA Interactive*(1)                   16,300           436,677
--------------------------------------------------------------
                                                     1,445,646
--------------------------------------------------------------
Internet Software & Services - 1.62%
Check Point Software
   Technologies Ltd.*                  8,900           128,783
--------------------------------------------------------------
VeriSign, Inc.*                        9,100            79,534
--------------------------------------------------------------
Yahoo!, Inc.*                         11,400           273,828
--------------------------------------------------------------
                                                       482,145
--------------------------------------------------------------
Machinery - 0.79%
PACCAR, Inc.                           4,700           236,269
--------------------------------------------------------------
Media - 4.86%
Comcast Corp., Class A*               35,000         1,000,650
--------------------------------------------------------------
Echostar Communications
   Corp.*                              9,000           259,920
--------------------------------------------------------------
Lamar Advertising Co.*                 2,000            58,700
--------------------------------------------------------------
Pixar, Inc.*                           1,800            97,344
--------------------------------------------------------------
TMP Worldwide, Inc.*                   3,000            32,190
--------------------------------------------------------------
                                                     1,448,804
--------------------------------------------------------------
Multi-Line Retail - 1.35%
Costco Wholesale Corp.*                9,600           288,288
--------------------------------------------------------------
Dollar Tree Stores, Inc.*              5,700           113,430
--------------------------------------------------------------
                                                       401,718
--------------------------------------------------------------
Pharmaceuticals - 0.98%
Teva Pharmaceutical
   Industries Ltd., ADR                7,000           291,550
--------------------------------------------------------------
Semiconductor Equipment &
   Products - 15.21%
Altera Corp.*                         19,900           269,446
--------------------------------------------------------------
Applied Materials, Inc.*              31,400           395,012
--------------------------------------------------------------
Broadcom Corp.*                        6,000            74,100
--------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES            VALUE
--------------------------------------------------------------
Semiconductor Equipment &
   Products - (concluded)
Intel Corp.                           87,700        $1,427,756
--------------------------------------------------------------
KLA-Tencor Corp.*                      8,300           298,319
--------------------------------------------------------------
Linear Technology Corp.               15,700           484,659
Maxim Integrated
   Products, Inc.                     17,500           632,100
--------------------------------------------------------------
Microchip Technology, Inc.             6,525           129,847
--------------------------------------------------------------
Novellus Systems, Inc.*                5,100           139,077
--------------------------------------------------------------
NVIDIA Corp.*                          7,700            98,945
--------------------------------------------------------------
QLogic Corp.*                          4,200           155,988
--------------------------------------------------------------
RF Micro Devices, Inc.*                7,400            44,615
--------------------------------------------------------------
Xilinx, Inc.*                         16,400           383,924
--------------------------------------------------------------
                                                     4,533,788
--------------------------------------------------------------
Software - 22.66%
Adobe Systems, Inc.                    8,700           268,221
--------------------------------------------------------------
BEA Systems, Inc.*                    15,000           152,850
--------------------------------------------------------------
Citrix Systems, Inc.*                  9,000           118,440
--------------------------------------------------------------
Compuware Corp.*                       8,900            30,171
--------------------------------------------------------------
Electronic Arts, Inc.*                 5,800           340,112
--------------------------------------------------------------
Intuit, Inc.*                         10,000           372,000
--------------------------------------------------------------
Mercury Interactive Corp.*             3,800           112,784
--------------------------------------------------------------
Microsoft Corp.                      140,100         3,391,821
--------------------------------------------------------------
Oracle Corp.*                         83,700           908,061
--------------------------------------------------------------
PeopleSoft, Inc.*                     17,100           261,630
--------------------------------------------------------------
Siebel Systems, Inc.*                 20,900           167,409
--------------------------------------------------------------
Symantec Corp.*                        5,700           223,326
--------------------------------------------------------------
Synopsys, Inc.*                        3,000           127,680
--------------------------------------------------------------
Veritas Software Co.*                 15,900           279,522
--------------------------------------------------------------
                                                     6,754,027
--------------------------------------------------------------
Specialty Retail - 3.31%
Bed, Bath & Beyond, Inc.*             14,800           511,192
--------------------------------------------------------------
CDW Computer Centers,
    Inc.*                              3,400           138,720
--------------------------------------------------------------
PetSmart, Inc.*                        3,800            47,880
--------------------------------------------------------------
Ross Stores, Inc.                      2,000            72,300
--------------------------------------------------------------
Staples, Inc.*                        11,800           216,294
--------------------------------------------------------------
                                                       986,386
--------------------------------------------------------------
Trading Companies &
   Distributors - 0.22%
Fastenal Co.                           2,300            64,837
--------------------------------------------------------------

--------------------------------------------------------------------------------
22

UBS Enhanced Nasdaq-100 Fund

PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)

Common Stocks - (concluded)


SECURITY DESCRIPTION           SHARES          VALUE
--------------------------------------------------------------
Wireless Telecommunication
   Services - 2.46%
Nextel Communications,
   Inc.*                       46,600     $   623,974
--------------------------------------------------------------
PanAmSat Corp.*                 7,700         108,724
--------------------------------------------------------------
                                              732,698
--------------------------------------------------------------
Total Common Stocks
   (cost - $60,862,066)                   $29,443,952
--------------------------------------------------------------


Security Description           Shares          Value
--------------------------------------------------------------
Tracking Stock - 1.19%
Nasdaq-100 Index
   Tracking Stock*
   (cost - $372,471)           14,000     $   353,500
--------------------------------------------------------------


 PRINCIPAL
   AMOUNT
   (000)            SECURITY DESCRIPTION           MATURITY DATES     INTEREST RATES       VALUE
--------------------------------------------------------------------------------------------------
U.S. Government Agency Obligation - 0.40%
--------------------------------------------------------------------------------------------------
$119        Federal Home Loan Bank
            (cost - $119,000)                        04/01/03            1.050%@         $ 119,000
--------------------------------------------------------------------------------------------------

Number of
  Shares
--------------------------------------------------------------------------------------------------
Investment of Cash Collateral from Securities Loaned - 0.67%
--------------------------------------------------------------------------------------------------
Money Market Funds - 0.67%
--------------------------------------------------------------------------------------------------
200,100     UBS Private Money Market Fund LLC
            (cost - $200,100)                        04/01/03            1.293+            200,100
--------------------------------------------------------------------------------------------------
Total Investments (cost - $61,553,637) - 101.07%                                        30,116,552
--------------------------------------------------------------------------------------------------
Liabilities in excess of other assets - (1.07)%                                           (318,334)
--------------------------------------------------------------------------------------------------
Net Assets - 100.00%                                                                   $29,798,218
--------------------------------------------------------------------------------------------------

*   Non-income producing security.

(1) Security, or portion thereof, was on loan at March 31, 2003.

@   Interest rate shown is the discount rate at date of purchase.

+   Interest rates shown reflect yield at March 31, 2003.

ADR American Depositary Receipt.






















                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                              23

UBS Securities Trust

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 2003 (UNAUDITED)


                                                               UBS ENHANCED     UBS ENHANCED
                                                                  S&P 500        NASDAQ-100
                                                                   FUND             FUND
---------------------------------------------------------------------------------------------
Assets

Investments in securities, at value (cost-$44,468,861 and
  $61,553,637, respectively)*                                   $38,025,567     $30,116,552
---------------------------------------------------------------------------------------------
Cash                                                                    903             915
---------------------------------------------------------------------------------------------
Receivable for investments sold                                      63,747               -
---------------------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                    16,221          57,715
---------------------------------------------------------------------------------------------
Dividends receivable                                                 50,623             633
---------------------------------------------------------------------------------------------
Other assets                                                         37,333          32,420
---------------------------------------------------------------------------------------------
Total assets                                                     38,194,394      30,208,235
---------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------
Payable for investments purchased                                   469,530               -
---------------------------------------------------------------------------------------------
Payable for cash collateral for securities loaned                    70,000         200,100
---------------------------------------------------------------------------------------------
Payable for shares of beneficial interest repurchased                26,145         110,026
---------------------------------------------------------------------------------------------
Payable to affiliates                                                15,139          18,197
---------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               61,313          81,694
---------------------------------------------------------------------------------------------
Total liabilities                                                   642,127         410,017
---------------------------------------------------------------------------------------------
Net Assets
Beneficial interest-$0.001 par value (unlimited amount
  authorized)                                                    64,011,514     116,698,492
---------------------------------------------------------------------------------------------
Accumulated undistributed net investment income (loss)              116,099        (238,229)
---------------------------------------------------------------------------------------------
Accumulated net realized losses from investment
  transactions                                                  (20,132,052)    (55,224,960)
---------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                       (6,443,294)    (31,437,085)
---------------------------------------------------------------------------------------------
Net assets                                                      $37,552,267     $29,798,218
---------------------------------------------------------------------------------------------

* Includes $63,100 and $196,197, respectively, of investments in securities on loan, at value.


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
24

UBS Securities Trust

Statement of Assets and Liabilities - March 31, 2003 (unaudited)


                                                               UBS ENHANCED        UBS ENHANCED
                                                                 S&P 500            NASDAQ-100
                                                                   FUND                FUND
------------------------------------------------------------------------------------------------
Class A:
Net assets                                                     $13,731,903          $9,222,248
------------------------------------------------------------------------------------------------
Shares outstanding                                               2,388,672           3,266,640
------------------------------------------------------------------------------------------------
Net asset value per share                                            $5.75               $2.82
------------------------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus sales charge of 3.00% and 5.50% of offering price,
  respectively)                                                      $5.93               $2.98
------------------------------------------------------------------------------------------------
Class B:
Net assets                                                      $8,639,001         $10,945,188
------------------------------------------------------------------------------------------------
Shares outstanding                                               1,507,424           3,964,286
------------------------------------------------------------------------------------------------
Net asset value and offering price per share                         $5.73               $2.76
------------------------------------------------------------------------------------------------
Class C:
Net assets                                                      $7,193,119          $9,020,312
------------------------------------------------------------------------------------------------
Shares outstanding                                               1,255,916           3,268,119
------------------------------------------------------------------------------------------------
Net asset value per share                                            $5.73               $2.76
------------------------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus sales
  charge of 1.00% of offering price)                                 $5.79               $2.79
------------------------------------------------------------------------------------------------
Class Y:
Net assets                                                      $7,988,244            $610,470
------------------------------------------------------------------------------------------------
Shares outstanding                                               1,385,814             214,778
------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption value per
  share                                                              $5.76               $2.84
------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                              25

UBS Securities Trust

STATEMENT OF OPERATIONS


                                                                              FOR THE
                                                                            SIX MONTHS
                                                                               ENDED
                                                                          MARCH 31, 2003
                                                                            (UNAUDITED)
                                                                 -------------------------------
                                                                  UBS ENHANCED      UBS ENHANCED
                                                                     S&P 500         NASDAQ-100
                                                                      FUND              FUND
------------------------------------------------------------------------------------------------
Investment income:

Dividends & Interest (net of foreign withholding tax of $0
  and $193 respectively)                                              $424,997           $33,705
------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory and administration fees                           90,036           114,690
------------------------------------------------------------------------------------------------
  Service fees-Class A                                                  16,592            11,715
------------------------------------------------------------------------------------------------
  Service and distribution fees-Class B                                 30,514            56,358
------------------------------------------------------------------------------------------------
  Service and distribution fees-Class C                                 25,065            46,560
------------------------------------------------------------------------------------------------
  Transfer agency and related services fees                             31,195            66,782
------------------------------------------------------------------------------------------------
  Professional fees                                                     23,298            26,901
------------------------------------------------------------------------------------------------
  Federal and state registration fees                                   21,377            25,390
------------------------------------------------------------------------------------------------
  Custody and accounting                                                13,505             9,175
------------------------------------------------------------------------------------------------
  Reports and notices to shareholders                                   15,207            32,600
------------------------------------------------------------------------------------------------
  Interest expense                                                       1,221                 -
------------------------------------------------------------------------------------------------
  Trustees' fees                                                           327               241
------------------------------------------------------------------------------------------------
  Other expenses                                                         9,990             7,644
------------------------------------------------------------------------------------------------
                                                                       278,327           398,056
------------------------------------------------------------------------------------------------
Less: Fee waivers from investment advisor and administrator            (40,220)         (126,122)
------------------------------------------------------------------------------------------------
Net expenses                                                           238,107           271,934
------------------------------------------------------------------------------------------------
Net investment income (loss)                                           186,890          (238,229)
------------------------------------------------------------------------------------------------
Realized and unrealized gains (losses) from
  investment activities:
Net realized losses from investment transactions                    (7,036,408)      (10,723,459)
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                                        9,542,697        16,486,217
------------------------------------------------------------------------------------------------
Net realized and unrealized gains from investment activities         2,506,289         5,762,758
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $2,693,179        $5,524,529
------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
26

UBS Securities Trust

STATEMENT OF CHANGES IN NET ASSETS


                                                                        UBS ENHANCED S&P 500 FUND
                                                                    --------------------------------
                                                                       FOR THE SIX        FOR THE
                                                                      MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2003    SEPTEMBER 30,
                                                                       (UNAUDITED)         2002
----------------------------------------------------------------------------------------------------
From operations:
Net investment income                                                     $186,890         $328,429
----------------------------------------------------------------------------------------------------
Net realized losses from investment transactions                        (7,036,408)      (8,602,475)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments        9,542,697       (5,553,279)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          2,693,179      (13,827,325)
----------------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income-Class A                                             (108,042)         (26,627)
----------------------------------------------------------------------------------------------------
Net investment income-Class B                                              (30,425)               -
----------------------------------------------------------------------------------------------------
Net investment income-Class C                                              (20,411)               -
----------------------------------------------------------------------------------------------------
Net investment income-Class Y                                             (223,292)        (114,534)
----------------------------------------------------------------------------------------------------
                                                                          (382,170)        (141,161)
----------------------------------------------------------------------------------------------------
From beneficial interest transactions:
Net proceeds from the sale of shares                                     9,163,184       33,588,699
----------------------------------------------------------------------------------------------------
Cost of shares repurchased                                             (23,001,751)     (25,212,027)
----------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                         378,254          140,078
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from beneficial interest
  transactions                                                         (13,460,313)       8,516,750
----------------------------------------------------------------------------------------------------
Net decrease in net assets                                             (11,149,304)      (5,451,736)
----------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                                     48,701,571       54,153,307
----------------------------------------------------------------------------------------------------
End of period                                                          $37,552,267      $48,701,571
----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                           $116,099         $311,379
----------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                              27

UBS Securities Trust

STATEMENT OF CHANGES IN NET ASSETS


                                                           UBS ENHANCED NASDAQ-100 FUND
                                                        ----------------------------------
                                                           FOR THE SIX          FOR THE
                                                          MONTHS ENDED        YEAR ENDED
                                                         MARCH 31, 2003      SEPTEMBER 30,
                                                           (UNAUDITED)           2002
------------------------------------------------------------------------------------------
From operations:
Net investment loss                                          $(238,229)         $(789,553)
------------------------------------------------------------------------------------------
Net realized losses from investment transactions           (10,723,459)       (24,328,183)
------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
  of investments                                            16,486,217         14,366,505
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 5,524,529        (10,751,231)
------------------------------------------------------------------------------------------
From beneficial interest transactions:
------------------------------------------------------------------------------------------
Net proceeds from the sale of shares                         4,022,778         12,975,742
------------------------------------------------------------------------------------------
Cost of shares repurchased                                  (5,961,234)       (19,312,603)
------------------------------------------------------------------------------------------
Net decrease in net assets from beneficial interest
  transactions                                              (1,938,456)        (6,336,861)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                        3,586,073        (17,088,092)
------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                         26,212,145         43,300,237
------------------------------------------------------------------------------------------
End of period                                              $29,798,218        $26,212,145
------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
28

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Enhanced S&P 500 Fund is a diversified series of UBS Securities Trust ("Trust") and UBS Enhanced Nasdaq-100 Fund is a non-diversified series of the Trust. The Trust is a professionally managed, open-end management investment company organized as a Delaware statutory trust. The UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund (collectively, the "Funds") have investment objectives to seek higher total return over the long term than the S&P 500 Index and the Nasdaq 100 Index, respectively.

Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS-Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ official closing price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM") or DSI International Management, Inc. ("DSI"), an indirect wholly owned asset management subsidiary of UBS Global AM. UBS Global AM is an indirect wholly


--------------------------------------------------------------------------------
                                                                              29

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS-Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for each Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty insolvency. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME-Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.


--------------------------------------------------------------------------------
30

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

DIVIDENDS AND DISTRIBUTIONS-Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, the Funds pay UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.40% of average daily net assets for UBS Enhanced S&P 500 Fund and 0.75% of average daily net assets for UBS Enhanced Nasdaq-100 Fund. UBS Global AM pays DSI to serve as each Fund's sub-advisor. UBS Global AM (not the Funds) pays DSI a fee, accrued daily and paid monthly, at an annual rate of 0.20% of average daily net assets for UBS Enhanced S&P 500 Fund and 0.35% of average daily net assets for UBS Enhanced Nasdaq-100 Fund. At March 31, 2003, UBS Enhanced S&P 500 Fund owed UBS Global AM $12,616 in investment advisory and administration fees. At March 31, 2003, UBS Enhanced Nasdaq-100 Fund did not owe UBS Global AM investment advisory and administration fees.

For the six months ended March 31, 2003, UBS Global AM has contractually undertaken to waive a portion of advisory and administration fees and reimburse a portion of other expenses, when necessary, to maintain UBS Enhanced S&P 500 Fund's and UBS Enhanced Nasdaq-100 Fund's total annual operating expenses at a level not to exceed 0.98%, 1.38%, 1.38% and 0.73%, and 1.28%, 2.03%, 2.03% and
1.03% of each Fund's average daily net assets for Class A, Class B, Class C and Class Y shares, respectively. For the six months ended March 31, 2003, UBS Global AM waived $40,220 and $126,122 for UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund, respectively, which is subject to repayment by each Fund through September 30, 2006. At March 31, 2003 UBS Global AM owed UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund $9,123 and $875 respectively, for fee waivers under the above agreement.

For the six months ended March 31, 2003, the Funds did not pay any brokerage commissions to any affiliated broker-dealer for transactions executed on behalf of the Funds.


--------------------------------------------------------------------------------
                                                                              31

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of each Fund's shares and has appointed selected dealers for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares, respectively, and monthly distribution fees (1) at the annual rate of 0.40% of the average daily net assets of Class B and Class C shares for UBS Enhanced S&P 500 Fund and (2) at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares for UBS Enhanced Nasdaq-100 Fund. At March 31, 2003, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund owed UBS Global AM $11,643 and $19,063 in service and distribution fees, respectively.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed each Fund that for the six months ended March 31, 2003, it earned $24,912 and $36,932 in sales charges from UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Global AM provides certain transfer agency and related services to each Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), each Fund's transfer agent, and is compensated for these services by PFPC, not the Funds.

For the six months ended March 31, 2003, UBS Global AM received from PFPC, not the Funds, approximately 39% and 48% of the total transfer agency and related services fees collected by PFPC from UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund, respectively.

SECURITIES LENDING

Each Fund may lend securities up to 331|M/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates


--------------------------------------------------------------------------------
32

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber Inc. ("UBS PaineWebberSM*"), an indirect wholly owned subsidiary of UBS AG and other affiliated broker-dealers have been approved as borrowers under each Fund's securities lending program. For the six months ended March 31, 2003, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund earned $50 and $780, respectively, for lending their securities. UBS PaineWebber earned $17 and $262, respectively, in compensation as each Fund's lending agent. At March 31, 2003, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund owed UBS PaineWebber $3 and $9, respectively, in compensation as each Fund's lending agent.

BANK LINE OF CREDIT

Each Fund may participate with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, each Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended March 31, 2003, UBS Enhanced S&P 500 Fund had an average daily amount of borrowing outstanding under the Facility of $6,825,500 for 4 days with a related weighted average annualized interest rate of 1.633%. For the six months ended March 31, 2003, UBS Enhanced Nasdaq-100 Fund did not borrow under the Facility. For the six months ended March 31, 2003, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund paid a commitment fee of $303 and $214 to UBS AG, respectively.

FEDERAL TAX STATUS

At March 31, 2003, the components of net unrealized depreciation of investments were as follows:

                                                          UBS ENHANCED        UBS ENHANCED
                                                            S&P 500            NASDAQ-100
                                                              FUND                FUND
                                                       -------------------------------------
Gross appreciation (investments having an excess of
  value over cost)                                         $ 1,993,100         $  1,640,693
-------------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of
  cost over value)                                          (8,436,394)         (33,077,778)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                 $(6,443,294)        $(31,437,085)
-------------------------------------------------------------------------------------------

------------------
*UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------
                                                                              33

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the six months ended March 31, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:


               UBS ENHANCED    UBS ENHANCED
                  S&P 500       NASDAQ-100
                   FUND           FUND
              ------------------------------
Purchases     $10,905,285      $4,252,281
--------------------------------------------
Sales         $24,393,246      $6,542,808
--------------------------------------------

Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

At September 30, 2002, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund had net realized capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains.These losses expire as follows:


    FISCAL        UBS ENHANCED     UBS ENHANCED
     YEAR            S&P 500        NASDAQ-100
    ENDING            FUND             FUND
----------------------------------------------
   2009          $   15,413       $   365,067
----------------------------------------------
   2010           1,855,083        19,411,471
----------------------------------------------
   Total         $1,870,496       $19,776,538
----------------------------------------------

In accordance with U.S. Treasury regulations, UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund have elected to defer $7,784,256 and $20,907,725, respectively, of net realized capital losses arising after October 31, 2001. Such losses are treated for tax purposes as arising on October 1, 2002.

For UBS Enhanced S&P 500 Fund, the tax character of distributions paid during the fiscal year ended September 30, 2002 was as follows:


DISTRIBUTIONS PAID FROM:        2002
--------------------------------------
Ordinary income               $141,161
--------------------------------------

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated for each Fund subsequent to September 30, 2003.


--------------------------------------------------------------------------------
34

                (This page has been left blank intentionally.)





















--------------------------------------------------------------------------------
                                                                              35

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:



                                         CLASS A                             CLASS B
                            --------------------------------------------------------------------
                                 SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------
UBS Enhanced S&P 500 Fund

FOR THE SIX MONTHS
ENDED MARCH 31, 2003:
------------------------------------------------------------------------------------------------
Shares sold                       873,414     $ 5,245,635             308,202      $  1,848,853
------------------------------------------------------------------------------------------------
Shares repurchased               (606,292)     (3,590,072)           (400,532)       (2,367,357)
------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                6,983          40,255              (7,002)          (40,255)
------------------------------------------------------------------------------------------------
Dividends reinvested               17,488         106,851               4,723            28,764
------------------------------------------------------------------------------------------------
Net increase (decrease)           291,593     $ 1,802,669             (94,609)     $   (529,995)
------------------------------------------------------------------------------------------------
UBS Enhanced S&P 500 Fund

FOR THE YEAR ENDED
SEPTEMBER 30, 2002:
------------------------------------------------------------------------------------------------
Shares sold                     1,417,100     $10,208,449             996,504      $  7,292,662
------------------------------------------------------------------------------------------------
Shares repurchased             (1,521,587)    (11,124,884)           (756,027)       (5,400,687)
------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                1,080           7,190              (1,085)           (7,190)
------------------------------------------------------------------------------------------------
Dividends reinvested                3,326          25,544                   -                 -
------------------------------------------------------------------------------------------------
Net increase (decrease)          (100,081)    $  (883,701)            239,392      $  1,884,785
------------------------------------------------------------------------------------------------
UBS Enhanced Nasdaq-100 Fund

FOR THE SIX MONTHS
ENDED MARCH 31, 2003:
------------------------------------------------------------------------------------------------
Shares sold                       823,452     $ 2,306,937             371,048      $  1,044,628
------------------------------------------------------------------------------------------------
Shares repurchased               (932,714)     (2,562,068)           (646,072)       (1,751,773)
------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A               11,180          30,643             (11,430)          (30,643)
------------------------------------------------------------------------------------------------
Net decrease                      (98,082)    $  (224,488)           (286,454)     $   (737,788)
------------------------------------------------------------------------------------------------
UBS Enhanced Nasdaq-100 Fund

FOR THE YEAR ENDED
SEPTEMBER 30, 2002:
------------------------------------------------------------------------------------------------
Shares sold                     1,652,783     $ 6,169,857             775,938      $  2,820,446
------------------------------------------------------------------------------------------------
Shares repurchased             (2,056,505)     (7,404,293)         (1,598,239)       (5,610,770)
------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                9,604          40,712              (9,738)          (40,712)
------------------------------------------------------------------------------------------------
Net decrease                     (394,118)    $(1,193,724)           (832,039)     $ (2,831,036)
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
36

UBS Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


             CLASS C                             CLASS Y
----------------------------------------------------------------------
     SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------




      209,388      $  1,254,525           137,225      $     814,171
---------------------------------------------------------------------
     (292,369)       (1,734,528)       (2,506,289)       (15,309,795)
---------------------------------------------------------------------
            -                 -                 -                  -
---------------------------------------------------------------------
        3,177            19,348            36,486            223,292
---------------------------------------------------------------------
      (79,804)     $   (460,655)       (2,332,578)     $ (14,272,332)
---------------------------------------------------------------------




      827,703      $  6,161,017         1,372,348      $   9,926,571
---------------------------------------------------------------------
     (600,457)       (4,292,487)         (662,295)        (4,393,969)
---------------------------------------------------------------------
            -                 -                 -                  -
---------------------------------------------------------------------
            -                 -            14,874            114,534
---------------------------------------------------------------------
      227,246      $  1,868,530           724,927      $   5,647,136
---------------------------------------------------------------------




      235,230      $    658,601             4,493      $      12,612
---------------------------------------------------------------------
     (580,250)       (1,578,481)          (24,854)           (68,912)
---------------------------------------------------------------------
            -                 -                 -                  -
---------------------------------------------------------------------
     (345,020)     $   (919,880)          (20,361)     $     (56,300)
---------------------------------------------------------------------




    1,039,932      $  3,815,330            45,354      $     170,109
---------------------------------------------------------------------
   (1,688,061)       (5,723,366)         (163,930)          (574,174)
---------------------------------------------------------------------
            -                 -                 -                  -
---------------------------------------------------------------------
     (648,129)     $ (1,908,036)         (118,576)     $    (404,065)
---------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              37

UBS Enhanced S&P 500 Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                     CLASS A
                                      ----------------------------------------------------------------------
                                             FOR THE                FOR THE YEARS             FOR THE PERIOD
                                           SIX MONTHS                   ENDED                APRIL 26, 2000+
                                              ENDED                 SEPTEMBER 30,                THROUGH
                                         MARCH 31, 2003      ----------------------------    SEPTEMBER 30,
                                           (UNAUDITED)            2002           2001            2000
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                   $ 5.57              $   7.07        $   9.69        $ 10.00
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 0.03@                 0.04            0.03 @         0.01
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investments                  0.20@                (1.53)          (2.61)@        (0.32)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                      0.23                 (1.49)          (2.58)         (0.31)
------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                    (0.05)                (0.01)          (0.02)             -
------------------------------------------------------------------------------------------------------------
Distributions from net realized
  gains from investment
  transactions                                  -                     -           (0.02)             -
------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                              (0.05)                (0.01)          (0.04)             -
------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 5.75              $   5.57        $   7.07         $  9.69
------------------------------------------------------------------------------------------------------------
Total investment return (1)                  4.05%               (21.09)%        (26.77)%         (3.10)%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000's)         $13,732              $ 11,671        $ 15,526          $8,197
------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net
  of waivers from advisor                    0.99%*++              0.98%           0.98%           0.98%*
------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before waivers from advisor                1.25%*++              1.14%           1.31%           4.29%*
------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, net of
  waivers from advisor                       0.90%*++              0.53%           0.37%           0.24%*
------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, before
  waivers from advisor                       0.64%*++              0.37%           0.04%          (3.05)%*
------------------------------------------------------------------------------------------------------------
Portfolio turnover                             25%                   72%             63%             74%
------------------------------------------------------------------------------------------------------------

*    Annualized.

+    Commencement of operations.

++ Includes 0.01% of interest expense related to borrowings under the line of credit during the six months ended March 31, 2003.

#    Actual amount is less than $(0.005) per share.

@    Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
38

UBS Enhanced S&P 500 Fund

FINANCIAL HIGHLIGHTS

                                CLASS B
-----------------------------------------------------------------------
       FOR THE                FOR THE YEARS             FOR THE PERIOD
     SIX MONTHS                   ENDED                APRIL 26, 2000+
        ENDED                 SEPTEMBER 30,                THROUGH
   MARCH 31, 2003      ----------------------------     SEPTEMBER 30,
     (UNAUDITED)                2002           2001          2000
-----------------------------------------------------------------------
    $   5.53             $   7.04        $   9.68         $ 10.00
-----------------------------------------------------------------------
        0.01@                0.01            0.00@#         (0.01)
-----------------------------------------------------------------------
        0.21@               (1.52)          (2.62)@         (0.31)
-----------------------------------------------------------------------
        0.22                (1.51)          (2.62)          (0.32)
-----------------------------------------------------------------------
      (0.02)                    -               -               -
-----------------------------------------------------------------------

          -                     -           (0.02)              -
-----------------------------------------------------------------------
      (0.02)                    -           (0.02)              -
-----------------------------------------------------------------------
    $  5.73              $   5.53        $   7.04         $  9.68
-----------------------------------------------------------------------
       3.94%               (21.45)%        (27.13)%         (3.20)%
-----------------------------------------------------------------------

    $ 8,639              $  8,865        $  9,596         $ 7,735
-----------------------------------------------------------------------
       1.39%*++              1.38%           1.38%           1.38%*
-----------------------------------------------------------------------
       1.61%*++              1.49%           1.80%           4.88%*
-----------------------------------------------------------------------
       0.50%*++              0.13%          (0.05)%         (0.20)%*
-----------------------------------------------------------------------

       0.28%*++              0.02%          (0.47)%         (3.70)%*
-----------------------------------------------------------------------
         25%                   72%             63%             74%
-----------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                           39

UBS Enhanced S&P 500 Fund

FINANCIAL HIGHLIGHTS



                                                                     CLASS C
                                      ----------------------------------------------------------------------
                                             FOR THE                FOR THE YEARS            FOR THE PERIOD
                                           SIX MONTHS                   ENDED                APRIL 26, 2000+
                                              ENDED                 SEPTEMBER 30,               THROUGH
                                         MARCH 31, 2003      ----------------------------    SEPTEMBER 30,
                                           (UNAUDITED)           2002            2001            2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $   5.53             $   7.03        $  9.68         $ 10.00
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                  0.01@                0.01           0.00@#         (0.01)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investments                   0.21@               (1.51)         (2.62)@         (0.31)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                       0.22                (1.50)         (2.62)          (0.32)
------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                     (0.02)                   -          (0.01)              -
------------------------------------------------------------------------------------------------------------
Distributions from net realized
  gains from investment
  transactions                                   -                    -          (0.02)              -
------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                               (0.02)                   -          (0.03)              -
------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $   5.73             $   5.53        $  7.03         $  9.68
------------------------------------------------------------------------------------------------------------
Total investment return (1)                   3.89%              (21.34)%       (27.16)%         (3.20)%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000's)         $   7,193            $  7,382        $ 7,796          $3,954
------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net
  of waivers from advisor                      1.39%*++            1.38%          1.38%           1.38%*
------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before waivers from advisor                  1.60%*++            1.48%          1.75%           4.88%*
------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, net of
  waivers from advisor                         0.50%*++            0.14%         (0.04)%         (0.21)%*
------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, before
  waivers from advisor                         0.29%*++            0.04%         (0.41)%         (3.71)%*
------------------------------------------------------------------------------------------------------------
Portfolio turnover                               25%                 72%            63%            74%
------------------------------------------------------------------------------------------------------------

*    Annualized.

+    Commencement of operations.

++ Includes 0.01% of interest expense related to borrowings under the line of credit during the six months ended March 31, 2003.

@    Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) For the year ended September 30, 2002, the investment advisor was reimbursed for expenses previously waived by the investment advisor on behalf of the Fund, not to exceed the Fund's expense cap of 0.73% for Class Y.


--------------------------------------------------------------------------------
40

UBS Enhanced S&P 500 Fund

FINANCIAL HIGHLIGHTS



                                  CLASS Y
   ------------------------------------------------------------------------
       FOR THE                  FOR THE YEARS               FOR THE PERIOD
     SIX MONTHS                     ENDED                  APRIL 26, 2000+
        ENDED                   SEPTEMBER 30,                  THROUGH
   MARCH 31, 2003      ---------------------------------     SEPTEMBER 30,
     (UNAUDITED)              2002              2001            2000
---------------------------------------------------------------------------
    $   5.59              $    7.09          $   9.71         $ 10.00
---------------------------------------------------------------------------
        0.04@                  0.05              0.05@           0.01
---------------------------------------------------------------------------
        0.19@                 (1.52)            (2.63)@         (0.30)
---------------------------------------------------------------------------
        0.23                  (1.47)            (2.58)          (0.29)
---------------------------------------------------------------------------
       (0.06)                 (0.03)            (0.02)              -
---------------------------------------------------------------------------

           -                      -             (0.02)              -
---------------------------------------------------------------------------
       (0.06)                 (0.03)            (0.04)              -
---------------------------------------------------------------------------
    $   5.76              $    5.59          $   7.09         $  9.71
---------------------------------------------------------------------------
        4.12%                (20.86)%          (26.65)%         (2.90)  %
---------------------------------------------------------------------------
    $   7,988             $  20,784          $ 21,235         $   615
---------------------------------------------------------------------------
         0.74%*++              0.73%             0.73%           0.73%*
---------------------------------------------------------------------------
         0.80%*++              0.72%(2)          0.76%           4.23%*
---------------------------------------------------------------------------

         1.15%*++              0.78%             0.67%           0.41%*
---------------------------------------------------------------------------

         1.09%*++              0.79%(2)          0.64%          (3.09)%*
---------------------------------------------------------------------------
           25%                   72%               63%             74%
---------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           41

UBS Enhanced Nasdaq-100 Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                               Class A
                                     -----------------------------------------------------------
                                                                                  For the Period
                                       For the Six      For the Years Ended      April 26, 2000+
                                       Months Ended        September 30,             through
                                      March 31, 2003 --------------------------   September 30,
                                       (unaudited)        2002         2001            2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                 $ 2.32          $ 3.24       $  9.83        $ 10.00
-------------------------------------------------------------------------------------------------
Net investment loss                       (0.01)@         (0.05)        (0.07)@        (0.04)
-------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investments                0.51@          (0.87)        (6.52)@        (0.13)
-------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                    0.50           (0.92)        (6.59)         (0.17)
-------------------------------------------------------------------------------------------------
Net asset value, end of period           $ 2.82          $ 2.32       $  3.24        $  9.83
-------------------------------------------------------------------------------------------------
Total investment return (1)               21.55%         (28.40)%      (67.04)%        (1.70)%
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period
  (000's)                                $9,222          $7,791       $12,187        $25,301
-------------------------------------------------------------------------------------------------
Expenses to average net assets,
  net of waivers from advisor              1.28%*          1.28%         1.28%          1.28%*
-------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before of waivers from advisor           1.97%*          1.73%         1.62%          2.07%*
-------------------------------------------------------------------------------------------------
Net investment loss to average
  net assets, net of waivers from
  advisor                                 (1.05)%*         (1.21)%      (1.21)%        (1.25)%*
-------------------------------------------------------------------------------------------------
Net investment loss to average
  net assets, before waivers from
  advisor                                 (1.74)%*         (1.66)%      (1.55)%        (2.04)%*
-------------------------------------------------------------------------------------------------
Portfolio turnover                           14%              22%          29%             5%
-------------------------------------------------------------------------------------------------

*    Annualized.

+    Commencement of operations.

@    Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
42

UBS Enhanced Nasdaq-100 Fund

Financial Highlights

                                  Class B
        -------------------------------------------------------------
                                                     For the Period
          For the Six      For the Years Ended      April 26, 2000+
          Months Ended        September 30,             through
         March 31, 2003 -------------------------   September 30,
          (unaudited)        2002         2001            2000
---------------------------------------------------------------------
           $  2.27         $ 3.21       $  9.80        $ 10.00
---------------------------------------------------------------------
             (0.02)@        (0.08)        (0.11)@        (0.06)
---------------------------------------------------------------------
              0.51@         (0.86)        (6.48)@        (0.14)
---------------------------------------------------------------------
              0.49          (0.94)        (6.59)         (0.20)
---------------------------------------------------------------------
           $  2.76         $ 2.27       $  3.21          $9.80
---------------------------------------------------------------------
             21.59%        (29.28)%      (67.24)%        (2.00)%
---------------------------------------------------------------------
           $10,945         $9,662       $16,299        $37,714
---------------------------------------------------------------------
              2.03%*         2.03%         2.03%          2.03%*
---------------------------------------------------------------------
              2.93%*         2.62%         2.42%          2.82%*
---------------------------------------------------------------------
             (1.81)%*       (1.96)%       (1.96)%        (2.00)%*
---------------------------------------------------------------------
             (2.71)%*       (2.55)%       (2.35)%        (2.79)%*
---------------------------------------------------------------------
                14%            22%           29%             5%
---------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Enhanced Nasdaq-100 Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                               Class C
                                     ------------------------------------------------------------
                                                                                  For the Period
                                       For the Six      For the Years Ended      April 26, 2000+
                                       Months Ended        September 30,             through
                                      March 31, 2003  ----------------------      September 30,
                                       (unaudited)        2002         2001            2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $ 2.27         $ 3.21      $  9.80        $ 10.00
-------------------------------------------------------------------------------------------------
Net investment loss                        (0.02)@        (0.08)       (0.11)@        (0.06)
-------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investments                 0.51@         (0.86)       (6.48)@        (0.14)
-------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                     0.49          (0.94)       (6.59)         (0.20)
-------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 2.76         $ 2.27      $  3.21        $  9.80
-------------------------------------------------------------------------------------------------
Total investment return (1)                21.59%        (29.28)%     (67.24)%        (2.00)%
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period
  (000's)                                 $9,020         $8,211      $13,663        $24,012
-------------------------------------------------------------------------------------------------
Expenses to average net assets,
  net of waivers from advisor               2.03%*         2.03%        2.03%          2.03%*
-------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before of waivers from advisor            2.88%*         2.53%        2.36%          2.82%*
-------------------------------------------------------------------------------------------------
Net investment loss to average
  net assets, net of waivers from
  advisor                                  (1.81)%*       (1.96)%      (1.96)%        (2.00)%*
-------------------------------------------------------------------------------------------------
Net investment loss to average
  net assets, before waivers from
  advisor                                  (2.66)%*       (2.46)%      (2.29)%        (2.79)%*
-------------------------------------------------------------------------------------------------
Portfolio turnover                            14%            22%          29%             5%
-------------------------------------------------------------------------------------------------

*    Annualized.

+    Commencement of operations.

@    Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
44

UBS Enhanced Nasdaq-100 Fund

Financial Highlights

                                  Class Y
        -------------------------------------------------------------
                                                     For the Period
          For the Six      For the Years Ended      April 26, 2000+
          Months Ended        September 30,             through
         March 31, 2003  ------------------------   September 30,
          (unaudited)        2002         2001            2000
---------------------------------------------------------------------
           $ 2.33          $ 3.25        $ 9.84         $10.00
---------------------------------------------------------------------
            (0.01)@         (0.02)        (0.05)@        (0.03)
---------------------------------------------------------------------
             0.52@          (0.90)        (6.54)@        (0.13)
---------------------------------------------------------------------
             0.51           (0.92)        (6.59)         (0.16)
---------------------------------------------------------------------
           $ 2.84          $ 2.33        $ 3.25         $ 9.84
---------------------------------------------------------------------
            21.89%         (28.31)%      (66.97)%        (1.60)%
---------------------------------------------------------------------
           $  611          $  548        $1,151         $1,740
---------------------------------------------------------------------
             1.03%*          1.03%         1.03%          1.03%*
---------------------------------------------------------------------
             1.97%*          1.59%         1.40%          2.02%*
---------------------------------------------------------------------
            (0.81)%*        (0.96)%       (0.96)%        (1.00)%*
---------------------------------------------------------------------
            (1.75)%*        (1.52)%       (1.33)%        (1.99)%*
---------------------------------------------------------------------
               14%             22%           29%             5%
---------------------------------------------------------------------


--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES

E. Garrett Bewkes, Jr.              George W. Gowen
Chairman
                                    William W. Hewitt, Jr.
Margo N. Alexander
                                    Morton L. Janklow
Richard Q. Armstrong
                                    Frederic V. Malek
David J. Beaubien
                                    Carl W. Schafer
Richard R. Burt
                                    William D. White
Meyer Feldberg

PRINCIPAL OFFICERS

Joseph A. Varnas                    John J. Holmgren
President                           Vice President

Amy R. Doberman                     John J. Holmgren, Jr.
Vice President and Secretary        Vice President

Paul H. Schubert                    W. Douglas Beck
Vice President and Treasurer        Vice President

INVESTMENT ADVISOR,
ADMINISTRATOR AND  PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

SUB-ADVISOR

DSI International Management, Inc.
301 Merritt 7
Norwalk, CT 06851

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.


(c) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO OMITTED]
     UBS Global Asset Management (US) Inc.
     51 West 52nd Street
     New York, NY 10019


ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEMS 5 and 6. [RESERVED BY SEC FOR FUTURE USE.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.-

Not applicable to the registrant.


ITEM 8.  [RESERVED BY SEC FOR FUTURE USE.]


ITEM 9.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

     (a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

     (b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS ENHANCED S&P 500 FUND
UBS ENHANCED NASDQ-100 FUND

By:      /s/ Joseph A. Varnas
         -------------------------
         Joseph A. Varnas
         President

Date: June 6, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Joseph A. Varnas
         -------------------------
         Joseph A. Varnas
         President

Date: June 6, 2003

By:      /s/ Paul H. Schubert
         -------------------------
         Paul H. Schubert
         Treasurer

Date: June 6, 2003